United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Quarter ended 04/30/16

Item 1. Schedule of Investments

Federated Capital Reserves Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount or Shares			Value
		BANK NOTEs—1.1%
		Banking—1.1%
$128,000,000		Bank of America N.A., 0.68%, 5/18/2016	$$128,000,000
		TOTAL BANK NOTES	128,000,000
		CERTIFICATES OF DEPOSIT—29.8%
		Banking—29.8%
651,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.70% - 0.72%, 5/9/2016 - 7/1/2016	651,000,000
90,000,000		Canadian Imperial Bank of Commerce, 0.84%, 7/7/2016	90,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.85%, 08/24/2016	100,000,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.71%, 5/2/2016	200,000,000
25,000,000		Credit Suisse AG, 0.65%, 6/3/2016	25,000,000
350,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.67% - 0.75%, 6/6/2016 - 7/25/2016	350,000,000
230,000,000		KBC Bank N.V., 0.36%, 5/6/2016	230,000,000
240,000,000		Landesbank Baden-Wurttemberg, 0.39%, 5/2/2016	240,000,000
200,000,000		Mizuho Bank Ltd., 0.72%, 8/3/2016	199,632,676
150,000,000		Rabobank Nederland NV, Utrecht, 0.865%, 11/1/2016	150,000,000
415,000,000		Standard Chartered Bank plc, 0.64% - 0.645%, 5/4/2016 - 5/18/2016	414,999,894
537,500,000		Sumitomo Mitsui Banking Corp., 0.68% - 0.72%, 5/26/2016 - 8/19/2016	537,500,000
255,000,000		Toronto Dominion Bank, 0.75% - 1.00%, 6/20/2016 - 11/10/2016	255,000,000
100,000,000		Wells Fargo Bank, N.A., 0.85%, 7/11/2016	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,543,132,570
		COMMERCIAL PAPER—24.5%[1]
		Aerospace/Auto—0.5%
57,600,000	[2,3]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.741% - 0.781%, 5/2/2016 - 5/26/2016	57,576,602
		Banking—11.6%
305,410,000	[2,3]	Antalis S.A., 0.651% - 0.691%, 5/6/2016 - 6/15/2016	305,294,808
50,000,000	[2,3]	Australia & New Zealand Banking Group, Melbourne, 0.778%, 6/6/2016	49,961,250
250,000,000	[2,3]	Barclays Bank plc, 0.36%, 5/2/2016	249,997,500
90,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.854% - 0.874%, 7/25/2016 - 10/26/2016	89,681,692
85,000,000	[2,3]	BNP Paribas SA, 0.38%, 5/2/2016	84,999,103
25,000,000	[2,3]	HSBC USA, Inc., 0.859%, 8/4/2016	24,943,594
64,450,000	[2,3]	LMA-Americas LLC, 0.651%, 5/5/2016	64,445,345
70,000,000	[2,3]	Manhattan Asset Funding Company LLC, 0.722%, 6/3/2016	69,953,800
15,000,000	[2,3]	Rabobank Nederland NV, Utrecht, 0.808%, 6/29/2016	14,980,903
180,000,000	[2,3]	Standard Chartered Bank plc, 0.671%, 8/3/2016 - 8/5/2016	179,679,516
50,000,000	[2,3]	Starbird Funding Corp., 0.651%, 6/14/2016	49,960,278
193,300,000	[2,3]	Versailles Commercial Paper LLC, 0.631% - 0.651%, 5/6/2016 - 5/12/2016	193,278,831
		TOTAL	1,377,176,620
		Chemicals—0.8%
9,700,000	[2,3]	DuPont (E.I.) de Nemours & Co., 0.801%, 5/13/2016	9,697,414
6,600,000	[2,3]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.701%, 5/3/2016	6,599,743
27,000,000	[2,3]	Potash Corp. of Saskatchewan, Inc., 0.69% - 0.73%, 5/9/2016 - 5/27/2016	26,990,833
50,000,000		PPG Industries, Inc., 0.73%, 5/10/2016 - 5/11/2016	49,990,368
		TOTAL	93,278,358
		Container/Packaging—0.1%
15,000,000		Bemis Co., Inc., 0.70%, 5/16/2016	14,995,625
1

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[1]
		Electrical Equipment—0.3%
$33,500,000	[2,3]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.73%, 5/17/2016 - 5/20/2016	$33,488,833
		Finance - Commercial—1.1%
133,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.631%, 5/13/2016	132,972,070
		Finance - Retail—7.1%
158,000,000	[2,3]	Barton Capital S.A., 0.631% - 0.641%, 5/9/2016 - 6/9/2016	157,950,107
70,000,000	[2,3]	Chariot Funding LLC, 0.957% - 1.007%, 10/12/2016 - 11/4/2016	69,662,153
25,000,000	[2,3]	Jupiter Securitization Co. LLC, 0.854%, 7/20/2016	24,952,778
597,600,000	[2,3]	Sheffield Receivables Company LLC, 0.862% - 0.863%, 5/16/2016 - 8/23/2016	596,474,188
		TOTAL	849,039,226
		Food & Beverage—0.5%
59,750,000	[2,3]	Agrium, Inc., 0.801% - 0.821%, 5/6/2016 - 6/3/2016	59,730,625
		Municipal—0.8%
100,466,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.722%, 7/6/2016 - 7/25/2016	100,329,941
		Pharmaceuticals and Health Care—0.4%
41,100,000	[2,3]	AstraZeneca PLC, 0.731%, 5/5/2016 - 6/10/2016	41,081,687
		Sovereign—0.8%
100,000,000	[2,3]	Erste Abwicklungsanstalt, 0.662%, 8/16/2016	99,803,833
		Telecommunications—0.5%
60,200,000	[2,3]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.70%, 5/11/2016	60,188,294
		TOTAL COMMERCIAL PAPER	2,919,661,714
		CORPORATE BONDS—0.3%
		Banking—0.1%
1,000,000		Citigroup, Inc., 1.598%, 7/25/2016	1,001,497
7,000,000		Citigroup, Inc., 3.953%, 6/15/2016	7,025,622
6,310,000		Wells Fargo & Co., 1.164%, 7/20/2016	6,315,380
2,300,000		Wells Fargo & Co., 1.25%, 7/20/2016	2,301,181
		TOTAL	16,643,680
		Finance - Retail—0.2%
27,000,000		American Express Credit Corp., 1.148%, 7/29/2016	27,023,050
		TOTAL CORPORATE BONDS	43,666,730
		CORPORATE NOTES—0.1%
		Banking—0.1%
12,225,000		Bank of America Corp., 3.75%, 7/12/2016	12,291,255
		TOTAL CORPORATE NOTES	12,291,255
		GOVERNMENT AGENCIES—0.4%
		Sovereign—0.4%
50,000,000		International Bank for Reconstruction & Development (World Bank), 0.50%, 5/16/2016 - 5/16/2016	50,002,065
		TOTAL GOVERNMENT AGENCIES	50,002,065
		NOTES-VARIABLE—28.3%[4]
		Aerospace/Auto—1.5%
70,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.75%, 7/6/2016	70,000,000
5,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.75%, 7/6/2016	5,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.776%, 5/27/2016	50,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.827%, 7/7/2016	50,000,000
		TOTAL	175,000,000
		Banking—24.2%
50,000,000		Bank of Montreal, 0.966%, 6/9/2016	50,000,000
25,000,000		Bank of Montreal, 0.599%, 5/23/2016	25,000,000
90,000,000		Bank of Montreal, 0.586%, 5/18/2016	90,000,000
2

Principal Amount or Shares			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$50,000,000		Bank of Nova Scotia, Toronto, 0.72%, 5/9/2016	$50,000,000
120,000,000		Bank of Nova Scotia, Toronto, 0.684%, 5/2/2016	120,000,000
124,050,000	[2,3]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), (LIQ: JP Morgan Chase), 0.42%, 1/2/2019	124,050,000
56,385,000	[2,3]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), (LIQ: JP Morgan Chase), 0.42%, 1/2/2019	56,385,000
34,140,000	[2,3]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), (LIQ: JP Morgan Chase), 0.42%, 1/2/2019	34,140,000
113,000,000	[2,3]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), (LIQ: JP Morgan Chase), 0.42%, 1/2/2019	113,000,000
20,000,000	[2,3]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), (LIQ: JP Morgan Chase), 0.42%, 1/2/2019	20,000,000
50,000,000		Canadian Imperial Bank of Commerce, 0.737%, 5/11/2016	50,000,000
155,000,000		Canadian Imperial Bank of Commerce, 0.891%, 5/9/2016	155,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.687%, 5/3/2016	100,000,000
3,150,000		Connecticut Health and Educational Facilities Authority, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.43%, 5/5/2016	3,150,000
75,000,000	[2,3]	Fairway Finance Co. LLC, (Bank of Montreal LIQ), 0.00%, 11/28/2016	75,000,000
51,405,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.70%, 5/5/2016	51,405,000
3,105,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.00%, 5/5/2016	3,105,000
200,000,000	[2,3]	HSBC USA, Inc., 0.787%, 7/11/2016	200,000,000
30,000,000	[2,3]	HSBC USA, Inc., 0.687%, 6/2/2016	30,000,000
125,000,000	[2,3]	JPMorgan Securities LLC, 0.939%, 11/3/2016	125,000,000
100,000,000		JPMorgan Securities LLC, 0.745%, 5/31/2016	100,000,000
50,000,000		JPMorgan Securities LLC, 0.769%, 5/25/2016	50,000,000
20,000,000		JPMorgan Securities LLC, 0.80%, 8/9/2016	20,000,000
175,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 1.00%, 5/5/2016	175,000
8,155,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.79%, 5/3/2016	8,155,000
57,000,000		Maryland State EDC, Human Genome Sciences Series 2001-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.79%, 5/3/2016	57,000,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.42%, 5/5/2016	5,375,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.42%, 5/5/2016	25,000,000
30,000,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) (Barclays Bank PLC LIQ), 0.44%, 5/4/2016	30,000,000
12,800,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.44%, 5/5/2016	12,800,000
53,270,000	[2,3]	Puttable Floating Option Taxable Notes, P-FLOATs (Series TNP-1014), (LIQ: Bank of America), 0.55%, 5/2/2016	53,270,000
50,000,000		Royal Bank of Canada, Montreal, 0.88%, 7/14/2016	50,000,000
170,000,000		Royal Bank of Canada, Montreal, 0.986%, 5/27/2016	170,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.968%, 5/16/2016	150,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 0.50%, 5/5/2016	9,470,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.50%, 5/5/2016	8,820,000
50,000,000		Toronto Dominion Bank, 0.983%, 6/2/2016	50,000,000
40,000,000		Toronto Dominion Bank, 0.791%, 5/24/2016	40,000,000
150,000,000		Toronto Dominion Bank, 0.677%, 5/4/2016	150,000,000
40,000,000		Toronto Dominion Bank, Sr. Unsecured, 0.80%, 7/13/2016	40,002,923
364,580,000		Wells Fargo Bank, N.A., 0.804%, 6/22/2016	364,580,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 0.55%, 5/5/2016	13,000,000
2,550,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.40%, 5/5/2016	2,550,000
		TOTAL	2,885,432,923
		Finance - Commercial—0.4%
15,000,000		General Electric Capital Corp., Sr. Unsecured, 0.823%, 6/20/2016	15,003,255
2,990,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.55%, 5/5/2016	2,990,000
20,545,000	[2,3]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.50%, 5/5/2016	20,545,000
3,745,000	[2,3]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.50%, 5/5/2016	3,745,000
		TOTAL	42,283,255
3

Principal Amount or Shares			Value
		NOTES-VARIABLE—continued[4]
		Finance - Retail—0.3%
$35,000,000	[2,3]	Jupiter Securitization Co. LLC, 0.666%, 7/13/2016	$35,000,000
		Government Agency—0.4%
9,767,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.43%, 5/5/2016	9,767,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, (LIQ: Federal Home Loan Bank of Chicago), 0.40%, 5/5/2016	14,000,000
28,010,000		Wisconsin Housing & EDA, Home Ownership Revenue (Series 2006A) (Federal Home Loan Bank of Chicago LIQ), 0.47%, 5/5/2016	28,010,000
		TOTAL	51,777,000
		Municipal—1.5%
71,665,000		California Statewide CDA , (Series 2004L), 0.39%, 5/4/2016	71,665,000
77,040,000		California Statewide CDA , (Series 2009 C-3), 0.39%, 5/4/2016	77,040,000
27,000,000		Ohio Water Development Authority, Fresh Water Series 2015-17, 0.713%, 5/1/2038	27,000,000
		TOTAL	175,705,000
		TOTAL NOTES—VARIABLE	3,365,198,178
		OTHER REPURCHASE AGREEMENTS—8.1%
5,000,000		BNP Paribas S.A., 0.39%, 5/2/2016, interest in a $35,000,000 collateralized loan agreement, dated 4/29/2016, will repurchase securities provided as collateral for $35,001,138, in which asset-backed securities and collateralized mortgage obligations with a market value of $35,701,161 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
345,000,000	[5]	Citigroup Global Markets, Inc., 0.47% - 1.15%, 5/2/2016 - 5/24/2016, interest in a $345,000,000 collateralized loan agreement, dated 11/24/2015 - 4/29/2016, will repurchase securities provided as collateral for $346,142,708, in which asset-backed securities, common stocks and exchange-traded funds with a market value of $352,101,573 have been received as collateral and held with BNY Mellon as tri-party agent.	345,000,000
145,000,000	[5]	Credit Suisse Securities (USA) LLC, 1.13% - 1.14%, 6/9/2016 - 6/14/2016, interest in a $145,000,000 collateralized loan agreement, dated 3/11/2016 - 3/16/2016, will repurchase securities provided as collateral for $145,410,250, in which asset-backed securities with a market value of $148,128,974 have been received as collateral and held with BNY Mellon as tri-party agent.	145,000,000
53,500,000		Goldman Sachs & Co., 0.47%, 5/5/2016, interest in a $53,500,000 collateralized loan agreement, dated 4/28/2016, will repurchase securities provided as collateral for $53,504,889, in which collateralized mortgage obligations with a market value of $54,572,850 have been received as collateral and held with BNY Mellon as tri-party agent.	53,500,000
309,000,000	[5]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.59% - 1.07%, 5/2/2016 - 7/26/2016, interest in a $355,000,000 collateralized loan agreement, dated 7/27/2015 - 4/29/2016, will repurchase securities provided as collateral for $356,069,938, in which asset-backed securities and collateralized mortgage obligations with a market value of $362,191,860 have been received as collateral and held with BNY Mellon as tri-party agent.	309,000,000
105,000,000	[5]	Wells Fargo Securities LLC, 0.69% - 0.80%, 7/5/2016 - 7/12/2016, interest in a $105,000,000 collateralized loan agreement, dated 4/4/2016 - 4/12/2016, will repurchase securities provided as collateral for $105,198,094, in which asset-backed securities and common stock with a market value of $107,152,869 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	962,500,000
		REPURCHASE AGREEMENTS—10.9%
1,025,000,000		Interest in $2,375,000,000 joint repurchase agreement, 0.28% dated 4/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $2,375,055,417 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury and U.S. Government Agency securities with various maturities to 8/15/2044 and the market value of those underlying securities was $2,422,556,554.	1,025,000,000
224,000,000		Interest in $750,000,000 joint repurchase agreement, 0.30% dated 4/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $750,018,750 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $765,019,207.	224,000,000
45,000,000		Interest in $95,000,000 joint repurchase agreement, 0.31% dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $95,002,454 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $96,902,525.	45,000,000
		TOTAL REPURCHASE AGREEMENTS	1,294,000,000
		INVESTMENT COMPANY—0.0%
500,000	[6]	Federated Institutional Money Market Management, Institutional Shares, 0.45%[7] (AT NET ASSET VALUE)	500,000
		TOTAL INVESTMENTS—103.5% (AT AMORTIZED COST)[8]	12,318,952,512
		OTHER ASSETS AND LIABILITIES—(3.5)%[9]	(419,660,761)
		TOTAL NET ASSETS—100%	$11,899,291,751
4

Securities that are subject to the federal alternative minimum tax (AMT) represent 1.8% of the Fund's portfolio as calculated based upon total market value.
1	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $3,644,480,780, which represented 30.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $3,644,480,780, which represented 30.6% of total net assets.
4	Floating rate note with current rate shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Affiliated holdings.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments in the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.
The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bank Note	$—	$128,000,000	$—	$128,000,000
Certificates of Deposit	—	3,543,132,570	—	3,543,132,570
Commercial Paper	—	2,919,661,714	—	2,919,661,714
Corporate Bonds	—	43,666,730	—	43,666,730
Corporate Notes	—	12,291,255	—	12,291,255
Government Agencies	—	50,002,065	—	50,002,065
Notes - Variable	—	3,365,198,178	—	3,365,198,178
Other Repurchase Agreements	—	962,500,000	—	962,500,000
5

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Repurchase Agreements	—	1,294,000,000	—	1,294,000,000
Investment Company	500,000	—	—	500,000
TOTAL SECURITIES	$500,000	$12,318,452,512	$—	$12,318,952,512
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATS	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
6
Federated Government Reserves Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—47.8%
$10,000,000		Federal Farm Credit System, 0.42%, 6/24/2016	$$10,000,000
179,500,000	[1]	Federal Farm Credit System Discount Notes, 0.33% - 0.65%, 5/23/2016 - 3/14/2017	179,033,038
1,152,094,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.387% - 0.598%, 5/1/2016 - 5/29/2016	1,152,120,090
1,147,500,000		Federal Home Loan Bank System, 0.36% - 0.85%, 6/17/2016 - 5/25/2017	1,147,385,777
1,645,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.34% - 0.80%, 5/6/2016 - 1/27/2017	1,643,041,071
1,145,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.386% - 0.645%, 5/1/2016 - 7/27/2016	1,145,433,747
92,385,000		Federal Home Loan Mortgage Corp., 0.40% - 0.75%, 5/13/2016 - 3/9/2017	92,380,771
364,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.425% - 0.654%, 5/12/2016 - 6/8/2016	363,976,569
42,000,000		Federal National Mortgage Association, 0.50%, 8/22/2016	41,993,515
120,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.50%, 9/1/2016	119,795,000
240,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.446% - 0.459%, 5/8/2016 - 5/20/2016	239,968,525
		TOTAL GOVERNMENT AGENCIES	6,135,128,103
		U.S. TREASURY—4.0%
125,000,000		United States Treasury Notes, 3.00%, 8/31/2016	126,032,049
50,000,000		United States Treasury Notes, 4.875%, 8/15/2016	50,611,235
234,000,000		United States Treasury Notes, 0.375% - 3.25%, 5/31/2016	234,428,578
103,000,000		United States Treasury Notes, 0.50% - 2.75%, 11/30/2016	103,600,657
		TOTAL U.S. TREASURY	514,672,519
		REPURCHASE AGREEMENTS—49.2%
550,000,000		Repurchase agreement, 0.32% dated 4/29/2016 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,014,667 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $561,209,541.	550,000,000
100,000,000		Interest in $125,000,000 joint repurchase agreement, 0.28% dated 4/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $125,002,917 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $127,502,985.	100,000,000
1,250,000,000		Interest in $2,250,000,000 joint repurchase agreement, 0.28% dated 4/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $2,250,052,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $2,295,053,568.	1,250,000,000
500,000,000		Repurchase agreement, 0.28% dated 4/27/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,027,222 on 5/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,019,833.	500,000,000
250,000,000	[3]	Repurchase agreement, 0.34% dated 4/13/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,070,833 on 5/13/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2045 and the market value of those underlying securities was $255,045,759.	250,000,000
275,000,000		Repurchase agreement, 0.30% dated 4/29/2016 under which BNP Paribas SA will repurchase the securities provided as collateral for $275,006,875 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $280,507,014.	275,000,000
155,000,000		Repurchase agreement, 0.30% dated 4/29/2016 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $155,003,875 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/1/2018 and the market value of those underlying securities was $158,104,624.	155,000,000
500,000,000		Repurchase agreement, 0.29% dated 4/28/2016 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,028,194 on 5/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/31/2020 and the market value of those underlying securities was $510,016,508.	500,000,000
750,000,000		Repurchase agreement, 0.30% dated 4/29/2016 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,018,750 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 12/20/2045 and the market value of those underlying securities was $765,019,139.	750,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$526,000,000	Interest in $750,000,000 joint repurchase agreement, 0.30% dated 4/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $750,018,750 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2046 and the market value of those underlying securities was $765,019,207.	$526,000,000
500,000,000	Repurchase agreement, 0.30% dated 4/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,012,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2022 and the market value of those underlying securities was $510,012,790.	500,000,000
750,000,000	Repurchase agreement, 0.31% dated 4/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $750,019,375 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2045 and the market value of those underlying securities was $772,519,956.	750,000,000
85,600,000	Interest in $100,000,000 joint repurchase agreement, 0.28% dated 4/29/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,002,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $102,002,446.	85,600,000
62,000,000	Interest in $250,000,000 joint repurchase agreement, 0.29% dated 4/29/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $250,006,042 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/15/2030 and the market value of those underlying securities was $255,006,254.	62,000,000
50,000,000	Interest in $95,000,000 joint repurchase agreement, 0.31% dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $95,002,454 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $96,902,525.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	6,303,600,000
	TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[4]	12,953,400,622
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(125,127,161)
	TOTAL NET ASSETS—100%	$12,828,273,461
1	Discount rate at time of purchase.
2	Floating rate note with current rate shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
2

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
3
Federated Master Trust
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		BANK NOTE—3.0%
		Finance - Banking—3.0%
$2,500,000		Bank of America N.A., 0.680% - 0.710%, 5/18/2016 - 7/1/2016	$2,500,000
		CERTIFICATES OF DEPOSIT—12.6%
		Finance - Banking—12.6%
4,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.720%, 7/14/2016	4,000,000
1,500,000		Credit Agricole Corporate and Investment Bank, 0.510% - 0.710%, 5/2/2016 - 6/10/2016	1,500,000
4,500,000		Standard Chartered Bank PLC, 0.530% - 0.640%, 5/4/2016 - 6/10/2016	4,500,000
500,000		Sumitomo Mitsui Banking Corp., 0.720%, 5/26/2016	500,000
		TOTAL CERTIFICATES OF DEPOSIT	10,500,000
		COMMERCIAL PAPER—33.3%[1]
		Finance - Banking—12.5%
2,000,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.691%, 6/15/2016	1,998,275
3,000,000		Credit Suisse AG, 0.651%, 6/14/2016	2,997,617
1,000,000	[2,3]	HSBC USA, Inc., 0.854%, 7/12/2016	998,300
2,000,000		ING (U.S.) Funding LLC, 0.641%, 6/2/2016	1,998,863
400,000	[2,3]	J.P. Morgan Securities LLC, 0.854%, 7/15/2016	399,292
2,000,000		Mizuho Bank Ltd., 0.485%, 5/27/2016	1,999,299
		TOTAL	10,391,646
		Finance - Commercial—4.4%
2,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.631%, 5/13/2016	1,999,580
1,700,000	[2,3]	Versailles Commercial Paper LLC, (Natixis LIQ), 0.651%, 5/12/2016	1,699,662
		TOTAL	3,699,242
		Finance - Retail—14.0%
2,500,000	[2,3]	Barton Capital S.A., 0.631% - 0.641%, 5/9/2016	2,499,647
800,000	[2,3]	Fairway Finance Co. LLC, 0.430%, 5/3/2016	799,980
4,400,000	[2,3]	Sheffield Receivables Company LLC, 0.782% - 0.863%, 7/12/2016 - 7/28/2016	4,391,967
4,000,000	[2,3]	Starbird Funding Corp., 0.651%, 6/7/2016	3,997,328
		TOTAL	11,688,922
		Finance - Securities—2.4%
2,000,000	[2,3]	Anglesea Funding LLC, 0.702%, 7/15/2016	1,997,083
		TOTAL COMMERCIAL PAPER	27,776,893
		CORPORATE BOND—3.6%
		Finance - Banking—3.6%
3,000,000		Citigroup, Inc., 3.953%, 6/15/2016	3,011,101
		NOTES - VARIABLE—9.6%[4]
		Aerospace/Auto—3.6%
1,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.750%, 7/6/2016	1,000,000
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.776%, 5/27/2016	2,000,000
		TOTAL	3,000,000
		Finance - Banking—3.6%
1,000,000		Bank of Nova Scotia, Toronto, 0.718%, 5/16/2016	1,000,000
1,000,000		Royal Bank of Canada, 0.719%, 7/11/2016	1,000,000
1,000,000		Toronto Dominion Bank, 0.590%, 5/6/2016	1,000,000
		TOTAL	3,000,000
		Government Agency—2.4%
1,992,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 5/5/2016	1,992,000
		TOTAL NOTES—VARIABLE	7,992,000
1

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—6.6%
	Finance - Banking—6.6%
$1,000,000	HSBC Securities (USA), Inc., 0.497%, 5/2/2016, interest in a $225,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $225,009,188, in which corporate bonds and medium-term notes with a market value of $229,501,497 have been received as collateral and held with BNY Mellon as tri-party agent.	$1,000,000
2,000,000	RBC Capital Markets, LLC, 0.791%, 7/7/2016, interest in a $100,000,000 collateralized loan agreement dated 4/8/2016, will repurchase securities provided as collateral for $100,195,000, in which municipal bonds with a market value of $102,053,040 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
2,500,000	Wells Fargo Securities LLC, 0.811%, 7/18/2016, interest in a $100,000,000 collateralized loan agreement dated 4/18/2016, will repurchase securities provided as collateral for $100,202,222, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,031,733 have been received as collateral and held with BNY Mellon as tri-party agent.	2,500,000
	TOTAL OTHER REPURCHASE AGREEMENTS	5,500,000
	REPURCHASE AGREEMENTS—31.2%
	Finance - Banking—31.2%
15,947,000	Interest in $2,000,000,000 joint repurchase agreement 0.29%, dated 4/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,048,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2061 and the market value of those underlying securities was $2,059,692,067.	15,947,000
10,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,062,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2046 and the market value of those underlying securities was $2,562,089,493.	10,000,000
	TOTAL REPURCHASE AGREEMENTS	25,947,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	83,226,994
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	46,694
	TOTAL NET ASSETS—100%	$83,273,688
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $20,781,114, which represented 25.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $20,781,114, which represented 25.0% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four decimal- place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
3
Federated Municipal Trust
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—97.3%[1,2]
		Arizona—2.6%
$5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Credit Suisse, Zurich LIQ), 0.55%, 5/6/2016	$5,000,000
5,500,000		Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC), 0.49%, 5/6/2016	5,500,000
		TOTAL	10,500,000
		California—8.2%
29,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.56%, 5/6/2016	29,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6) Weekly VRDPs (Citibank NA, New York LIQ), 0.53%, 5/6/2016	3,700,000
		TOTAL	32,700,000
		Colorado—1.5%
1,770,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.56%, 5/6/2016	1,770,000
2,035,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.59%, 5/6/2016	2,035,000
2,280,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Monaco I, LLC)/(UMB Bank, N.A. LOC), 0.59%, 5/6/2016	2,280,000
		TOTAL	6,085,000
		Connecticut—2.6%
1,000,000		Brooklyn, CT, 1.25% BANs, 8/10/2016	1,001,782
2,000,000		New Hartford, CT, 1.75% BANs, 11/17/2016	2,011,385
4,000,000		Putnam, CT, 1.25% BANs, 7/1/2016	4,004,329
3,500,000		Regional School District No. 16, CT, 1.50% BANs, 8/10/2016	3,508,665
		TOTAL	10,526,161
		Florida—5.9%
4,000,000		Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(Federal National Mortgage Association LOC), 0.43%, 5/6/2016	4,000,000
2,200,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.42%, 5/6/2016	2,200,000
4,100,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.30%, 5/2/2016	4,100,000
8,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada, Montreal LOC), 0.48%, 5/6/2016	8,500,000
1,000,000	[3,4]	South Miami, FL Health Facilities Authority, TOB Trust Certificates (2015-XF1000) Weekly VRDNs (Baptist Health System of South Florida)/(Deutsche Bank AG LIQ), 0.49%, 5/6/2016	1,000,000
4,000,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.47%, 5/6/2016	4,000,000
		TOTAL	23,800,000
		Illinois—6.5%
3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.49%, 5/6/2016	3,160,000
4,100,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Fifth Third Bank, Cincinnati LOC), 0.75%, 5/6/2016	4,100,000
5,000,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.45%, 5/6/2016	5,000,000
7,000,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.44%, 5/6/2016	7,000,000
4,655,000	[3,4]	Illinois Finance Authority, TOB Trust Certificates (2015-XF2122) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), .610%, 5/6/2016	4,655,000
2,000,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.52%, 5/6/2016	2,000,000
		TOTAL	25,915,000
		Indiana—1.4%
5,430,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	5,477,141
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—0.5%
$1,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.62%, 5/6/2016	$1,920,000
		Louisiana—6.2%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.52%, 5/6/2016	3,300,000
5,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.30%, 5/2/2016	5,000,000
14,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.50%, 5/6/2016	14,500,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.70%, 5/6/2016	2,000,000
		TOTAL	24,800,000
		Mississippi—1.1%
4,545,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.53%, 5/6/2016	4,545,000
		Missouri—0.6%
2,445,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.41%, 5/2/2016	2,445,000
		Multi State—5.3%
320,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.53%, 5/6/2016	320,000
6,000,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.49%, 5/6/2016	6,000,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.54%, 5/6/2016	15,000,000
		TOTAL	21,320,000
		Nebraska—0.5%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.83%, 5/6/2016	2,000,000
		Nevada—0.5%
2,115,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.73%, 5/6/2016	2,115,000
		New Jersey—18.2%
3,935,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.61%, 5/6/2016	3,935,000
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.80%, 5/6/2016	1,145,000
19,620,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 0.71%, 5/6/2016	19,620,000
4,250,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.45%, 5/6/2016	4,250,000
7,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (DBE-1138X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.54%, 5/6/2016	7,000,000
9,500,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.52%, 5/6/2016	9,500,000
4,775,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	4,811,573
6,920,000	[3,4]	Union County, NJ Improvement Authority, SPEARs (Series DB-1145) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.51%, 5/6/2016	6,920,000
3,750,000	[3,4]	Union County, NJ Improvement Authority, TOB Trust Certificates (Series 2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.50%, 5/6/2016	3,750,000
1,500,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	1,501,534
3,568,470		West Orange Township, NJ, 2.00% BANs, 5/18/2016	3,570,529
7,000,000		Winslow Township, NJ, (Series 2015B), 1.50% BANs, 10/13/2016	7,025,378
		TOTAL	73,029,014
		New York—6.0%
5,000,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.32%, 5/2/2016	5,000,000
10,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 6/24/2016	10,012,305
2,770,000		Onondaga County, NY Trust for Cultural Resources, (Series 2010A) Weekly VRDNs (Syracuse University)/(Wells Fargo Bank, N.A. LOC), 0.39%, 5/6/2016	2,770,000
2,300,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	2,302,672
4,000,000		Wayne, NY CSD, 1.25% BANs, 6/23/2016	4,003,626
		TOTAL	24,088,603
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—0.3%
$1,000,000		Central Pender Water and Sewer District, NC, (Series 2016), 2.00% BANs, 11/2/2016	$1,004,940
		Ohio—3.3%
4,500,000		Logan County, OH, (Series B), 1.25% BANs, 12/21/2016	4,514,252
1,250,000		Marietta, OH, 1.00% BANs, 5/13/2016	1,250,142
4,010,000		Ontario, OH, 1.00% BANs, 10/20/2016	4,018,428
1,500,000		Troy, OH, 1.70% BANs, 9/30/2016	1,506,186
2,000,000		Wadsworth, OH, 1.50% BANs, 12/1/2016	2,011,062
		TOTAL	13,300,070
		Pennsylvania—0.7%
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.53%, 5/6/2016	3,000,000
		Rhode Island—1.2%
1,355,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.35%, 5/2/2016	1,355,000
3,420,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.75%, 5/6/2016	3,420,000
		TOTAL	4,775,000
		South Carolina—0.2%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.83%, 5/6/2016	1,000,000
		Tennessee—4.7%
2,200,000		Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.83%, 5/6/2016	2,200,000
5,655,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.51%, 5/6/2016	5,655,000
10,835,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.51%, 5/6/2016	10,835,000
		TOTAL	18,690,000
		Texas—11.7%
2,500,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.28%, 5/2/2016	2,500,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.53%, 5/6/2016	14,370,000
30,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC), 0.50%, 5/6/2016	30,000,000
		TOTAL	46,870,000
		Vermont—3.2%
12,950,000		Vermont HFA, SFM Bonds (Series 26) Weekly VRDNs (AGM INS)/(TD Bank, N.A. LIQ), 0.48%, 5/6/2016	12,950,000
		Virginia—0.9%
3,440,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.34%, 5/2/2016	3,440,000
		Wisconsin—3.5%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.60%, 5/6/2016	7,710,000
3,500,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.66%, 5/6/2016	3,500,000
2,815,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.55%, 5/6/2016	2,815,000
		TOTAL	14,025,000
		TOTAL INVESTMENTS—97.3% (AT AMORTIZED COST)[5]	390,320,929
		OTHER ASSETS AND LIABILITIES - NET—2.7%[6]	10,864,496
		TOTAL NET ASSETS—100%	$401,185,425
Securities that are subject to the federal alternative minimum tax (AMT) represent 40.3% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.
3

For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be in different as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.2%	3.8%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $118,400,000, which represented 29.5% of total net assets.
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $118,400,000, which represented 29.5% of total net assets.	4
Also represents cost for federal tax purposes.	5
Assets, other than investments in securities, less liabilities.	6
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
4

On April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOB	—Tender Option Bond
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
5
Federated Government Obligations Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—45.2%
$855,750,000	[1]	Federal Farm Credit System Discount Notes, 0.260% - 0.670%, 5/5/2016 - 3/14/2017	$853,350,656
2,367,959,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.387% - 0.598%, 5/1/2016 - 5/28/2016	2,367,972,190
15,600,000		Federal Farm Credit System, 0.690%, 5/1/2017	15,597,019
3,591,801,000	[1]	Federal Home Loan Bank System Discount Notes, 0.340% - 0.800%, 5/6/2016 - 2/17/2017	3,587,201,115
2,403,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.386% - 0.645%, 5/1/2016 - 7/7/2016	2,402,891,278
2,547,500,000		Federal Home Loan Bank System, 0.360% -0.850%, 6/17/2016 - 5/25/2017	2,547,243,471
46,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.510%, 8/19/2016	45,928,316
1,142,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.425% - 0.654%, 5/12/2016 - 6/8/2016	1,141,895,960
200,000,000		Federal Home Loan Mortgage Corp., 0.625%—0.750%, 11/1/2016 - 3/9/2017	199,990,603
300,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.400% - 0.500%, 7/18/2016 - 9/1/2016	299,529,583
418,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.446% - 0.459%, 5/8/2016 - 5/20/2016	417,945,230
93,000,000		Federal National Mortgage Association, 0.500%, 8/22/2016	92,993,773
376,627,375	[2]	Housing and Urban Development Floating Rate Notes, 0.825%, 5/1/2016	376,627,375
		TOTAL GOVERNMENT AGENCIES	14,349,166,569
		U.S. TREASURIES—3.6%
500,000,000		United States Treasury Notes, 0.375% - 3.250%, 5/31/2016	500,696,684
222,500,000		United States Treasury Notes, 0.500% - 0.875%, 11/30/2016	222,531,091
300,000,000		United States Treasury Notes, 3.000%, 8/31/2016	302,476,363
125,000,000		United States Treasury Notes, 4.875%, 8/15/2016	126,528,088
		TOTAL U.S. TREASURIES	1,152,232,226
		REPURCHASE AGREEMENTS—51.7%
250,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.32%, dated 4/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,033,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2045 and the market value of those underlying securities was $1,280,017,603.	250,000,000
250,000,000		Repurchase agreement 0.33%, dated 4/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,006,875 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2066 and the market value of those underlying securities was $257,434,242.	250,000,000
325,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $325,007,854 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2046 and the market value of those underlying securities was $331,508,106.	325,000,000
2,000,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,000,116,667 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $5,100,201,069.	2,000,000,000
200,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,004,833 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2029 and the market value of those underlying securities was $204,004,930.	200,000,000
675,000,000		Interest in $1,725,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,725,043,125 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2054 and the market value of those underlying securities was $1,759,888,700.	675,000,000
35,000,000		Repurchase agreement 0.30%, dated 4/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $35,000,875 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 7/25/2044 and the market value of those underlying securities was $35,700,963.	35,000,000
143,194,000		Interest in $805,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $805,020,125 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $829,170,729.	143,194,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$850,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $850,020,542 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2046 and the market value of those underlying securities was $868,492,371.	$850,000,000
150,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.40%, dated 2/1/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,252,778 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2046 and the market value of those underlying securities was $256,135,402.	150,000,000
750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 4/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,056,389 on 5/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/25/2054 and the market value of those underlying securities was $1,025,941,262.	750,000,000
2,614,129,000		Interest in $4,000,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,093,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $4,080,095,261.	2,614,129,000
1,200,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,000,046,667 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $2,040,001,510.	1,200,000,000
100,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,002,417 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $103,002,243.	100,000,000
400,000,000		Repurchase agreement 0.30%, dated 4/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,010,000 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2045 and the market value of those underlying securities was $412,001,116.	400,000,000
102,860,000		Repurchase agreement 0.29%, dated 4/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $102,862,486 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2044 and the market value of those underlying securities was $105,948,975.	102,860,000
200,000,000		Repurchase agreement 0.30%, dated 4/27/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,011,667 on 5/4/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $206,004,467.	200,000,000
200,000,000		Repurchase agreement 0.30%, dated 4/27/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,011,667 on 5/4/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $206,003,958.	200,000,000
450,000,000		Repurchase agreement 0.32%, dated 4/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,012,000 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2054 and the market value of those underlying securities was $463,503,999.	450,000,000
500,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.29%, dated 4/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,048,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2061 and the market value of those underlying securities was $2,059,692,067.	500,000,000
200,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,062,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2046 and the market value of those underlying securities was $2,562,089,493.	200,000,000
421,101,000		Repurchase agreement 0.31%, dated 4/29/2016 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $421,111,878 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2043 and the market value of those underlying securities was $427,997,884.	421,101,000
500,000,000		Repurchase agreement 0.30%, dated 4/29/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,012,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2046 and the market value of those underlying securities was $510,012,750.	500,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 4/26/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,058,333 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,020,051,070.	700,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$400,000,000		Interest in $500,000,000 joint repurchase agreement 0.31%, dated 4/25/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,030,139 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,030,760.	$400,000,000
300,000,000		Interest in $400,000,000 joint repurchase agreement 0.32%, dated 4/26/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $400,024,889 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $409,907,867.	300,000,000
300,000,000		Interest in $400,000,000 joint repurchase agreement 0.30%, dated 4/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,023,333 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/1/2046 and the market value of those underlying securities was $408,020,476.	300,000,000
75,000,000		Repurchase agreement 0.31%, dated 4/29/2016 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $75,001,938 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 9/1/2045 and the market value of those underlying securities was $76,501,977.	75,000,000
1,000,000,000		Repurchase agreement 0.31%, dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,000,025,833 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $1,020,026,373.	1,000,000,000
500,000,000		Repurchase agreement 0.31%, dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $500,012,917 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2020 and the market value of those underlying securities was $510,013,225.	500,000,000
5,000,000		Repurchase agreement 0.31%, dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $5,000,129 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $5,100,132.	5,000,000
350,000,000	[3]	Interest in $550,000,000 joint repurchase agreement 0.37%, dated 3/4/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $550,344,819 on 5/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $561,524,454.	350,000,000
175,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.44%, dated 4/6/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,281,111 on 7/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $255,081,044.	175,000,000
120,000,000	[3]	Interest in $170,000,000 joint repurchase agreement 0.44%, dated 4/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $170,189,078 on 7/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/6/2020 and the market value of those underlying securities was $173,453,508	120,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,441,284,000
		TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[4]	31,942,682,795
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(166,670,767)
		TOTAL NET ASSETS—100%	$31,776,012,028
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
3

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market based NAVs per share, as applicable.
4
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—64.1%
$988,000,000	[1]	Federal Farm Credit System Discount Notes, 0.28% - 0.67%, 5/3/2016	$986,341,503
709,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.387% - 0.542%, 5/2/2016	708,970,904
194,500,000		Federal Home Loan Bank System, 0.375% - 2.125%, 6/10/2016	194,490,609
1,082,455,000	[1]	Federal Home Loan Bank System Discount Notes, 0.21% - 0.51%, 5/2/2016	1,082,092,549
937,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.377% - 0.59%, 5/12/2016	936,998,335
		TOTAL GOVERNMENT AGENCIES	3,908,893,900
		U.S. TREASURY—27.5%
100,000,000	[1]	United States Treasury Bills, 0.32%, 5/26/2016	99,977,778
545,000,000	[2]	United States Treasury Floating Rate Notes, 0.307% - 0.324%, 7/31/2016	544,996,310
169,000,000		United States Treasury Notes, 0.625%, 7/15/2016	169,078,688
50,000,000		United States Treasury Notes, 0.875%, 9/15/2016	50,068,666
90,000,000		United States Treasury Notes, 1.50%, 6/30/2016	90,163,178
297,000,000		United States Treasury Notes, 0.375% - 3.25%, 5/31/2016	297,426,915
312,000,000		United States Treasury Notes, 0.50% - 3.25%, 7/31/2016	312,986,665
30,000,000		United States Treasury Notes, 4.875%, 8/15/2016	30,378,904
82,000,000		United States Treasury Notes, 5.125%, 5/15/2016	82,147,841
		TOTAL U.S. TREASURY	1,677,224,945
		TOTAL INVESTMENTS—91.6% (AT AMORTIZED COST)[3]	5,586,118,845
		OTHER ASSETS AND LIABILITIES NET—8.4%[4]	512,164,337
		TOTAL NET ASSETS—100%	$6,098,283,182
1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
1

As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
2
Federated Institutional Money Market Management
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—21.2%
		Finance - Banking—21.2%
$290,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380%, 5/3/2016	$290,000,000
75,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	75,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.900%, 9/20/2016	100,000,000
89,000,000		Credit Agricole Corporate and Investment Bank, 0.510%, 6/10/2016	89,000,000
235,000,000		Credit Suisse AG, 0.630% - 0.650%, 5/3/2016 - 6/3/2016	235,000,000
330,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.670% - 0.750%, 6/6/2016 - 9/12/2016	329,999,957
100,000,000		Mizuho Bank Ltd., 0.505%, 6/7/2016	100,010,748
290,000,000		Standard Chartered Bank PLC, 0.530% - 0.645%, 5/4/2016 - 6/10/2016	289,999,986
25,000,000		Svenska Handelsbanken, Stockholm, 0.730%, 6/15/2016	25,000,156
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
65,000,000		Wells Fargo Bank, N.A., 0.840% - 0.850%, 8/8/2016 - 8/29/2016	65,000,000
25,000,000		Wells Fargo Bank, N.A., 0.850%, 7/11/2016	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,629,010,847
		COMMERCIAL PAPER—32.3%[1]
		Finance - Banking—26.4%
75,000,000	[2,3]	Australia & New Zealand Banking Group, Melbourne, 0.778%, 6/6/2016	74,941,875
200,000,000		BNP Paribas SA, 0.601%, 6/20/2016	199,833,333
50,000,000		Bank of Montreal, 0.854%, 9/19/2016	49,833,542
30,000,000	[2,3]	Bank of Nova Scotia, Toronto, 0.864%, 9/22/2016	29,896,800
112,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.854% - 0.935%, 9/27/2016 - 10/14/2016	111,559,957
25,000,000	[2,3]	Cancara Asset Securitization LLC, 0.500%, 5/16/2016	24,994,791
75,000,000	[2,3]	Commonwealth Bank of Australia, 0.844%, 6/23/2016	74,907,250
115,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.520%, 5/20/2016 - 6/27/2016	114,960,206
100,000,000	[2,3]	HSBC USA, Inc., 0.815%, 6/1/2016	100,000,000
335,000,000		ING (U.S.) Funding LLC, 0.601% - 0.641%, 6/2/2016 - 7/11/2016	334,726,472
70,000,000		J.P. Morgan Securities LLC, 0.798%, 5/18/2016	70,000,000
35,000,000	[2,3]	J.P. Morgan Securities LLC, 0.815%, 5/25/2016	35,000,000
110,000,000	[2,3]	J.P. Morgan Securities LLC, 0.854%, 7/15/2016 - 7/27/2016	109,788,208
125,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.520% - 0.530%, 5/6/2016 - 6/24/2016	124,944,500
90,000,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 0.701% - 0.762%, 5/9/2016 - 7/21/2016	89,923,822
125,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.520%, 5/16/2016 - 6/24/2016	124,916,583
50,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.641%, 6/9/2016	49,965,333
200,000,000	[2,3]	Societe Generale, Paris, 0.490%, 5/20/2016	199,948,278
100,000,000	[2,3]	Westpac Trust Securities NZ Ltd., 0.904%, 9/23/2016	99,637,500
		TOTAL	2,019,778,450
		Finance - Commercial—1.3%
100,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.500%, 6/6/2016	99,950,000
		Finance - Retail—2.0%
65,000,000	[2,3]	Barton Capital S.A., 0.520%, 5/6/2016 - 6/24/2016	64,984,689
50,000,000	[2,3]	Chariot Funding LLC, 0.854%, 7/20/2016	49,905,555
39,000,000	[2,3]	Starbird Funding Corp., 0.651%, 6/7/2016	38,973,946
		TOTAL	153,864,190
		Oil & Oil Finance—2.6%
200,000,000	[2,3]	Total Capital S.A., (Total S.A. LOC), 0.330%, 5/2/2016	199,998,167
		TOTAL COMMERCIAL PAPER	2,473,590,807
1

Principal Amount			Value
		CORPORATE BOND—0.0%
		Finance - Banking—0.0%
$1,025,000		Royal Bank of Canada, 2.300%, 7/20/2016	$1,028,431
		CORPORATE NOTE—0.1%
		Finance - Banking—0.1%
5,660,000	[2,3]	Nordea Bank AB, 0.875%, 5/13/2016	5,660,335
		NOTES - VARIABLE—16.7%[4]
		Aerospace/Auto—0.6%
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.750%, 7/6/2016	50,000,000
		Finance - Banking—15.6%
25,000,000		Bank of Montreal, 0.675%, 5/12/2016	25,000,000
10,000,000		Bank of Montreal, 0.785%, 6/1/2016	10,000,000
24,000,000		Bank of Nova Scotia, Toronto, 0.718%, 5/16/2016	24,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.720%, 5/9/2016	50,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.775%, 5/26/2016	75,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.789%, 5/5/2016	50,000,000
40,000,000		Bank of Nova Scotia, Toronto, 0.789%, 5/5/2016	40,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.790%, 5/6/2016	125,000,000
40,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.644%, 5/3/2016	40,000,000
55,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.798%, 5/25/2016	55,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.856%, 5/11/2016	15,000,000
70,000,000		Canadian Imperial Bank of Commerce, 0.679%, 5/25/2016	70,000,000
20,000,000		Canadian Imperial Bank of Commerce, 0.798%, 5/16/2016	20,000,000
40,700,000		Clackamas County, OR Hospital Facilities Authority, (Series 2008C), (U.S. Bank, N.A. LOC), 0.390%, 5/4/2016	40,700,000
63,678,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecured, 1.123%, 6/20/2016	63,750,245
40,350,000		Greenville, SC Health System, (Series 2008B), (U.S. Bank, N.A. LOC), 0.410%, 5/5/2016	40,350,000
50,000,000	[2,3]	HSBC USA, Inc., 0.637%, 5/2/2016	50,000,000
25,000,000	[2,3]	HSBC USA, Inc., 0.786%, 5/11/2016	25,000,000
30,000,000	[2,3]	HSBC USA, Inc., 0.801%, 5/10/2016	30,000,000
7,455,000		Hanover County, VA EDA, (Series 2008D-2), (U.S. Bank, N.A. LOC), 0.400%, 5/4/2016	7,455,000
25,000,000		J.P. Morgan Securities LLC, 0.745%, 5/31/2016	25,000,000
2,725,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/3/2016	2,725,000
9,920,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project (Series 2015), (Northern Trust Co., Chicago, IL LOC), 0.640%, 5/5/2016	9,920,000
793,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.440%, 5/5/2016	793,000
15,000,000		Royal Bank of Canada, 0.719%, 7/11/2016	15,000,000
800,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.420%, 5/5/2016	800,000
870,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/3/2016	870,000
50,000,000		Sumitomo Mitsui Banking Corp., 0.697%, 5/27/2016	50,006,102
35,000,000		Toronto Dominion Bank, 0.677%, 5/4/2016	35,000,000
50,000,000		Toronto Dominion Bank, 0.783%, 5/16/2016	50,000,000
20,000,000		Toronto Dominion Bank, 0.791%, 5/23/2016	20,000,000
20,000,000		Toronto Dominion Bank, 0.883%, 7/18/2016	20,000,000
37,545,000		Toronto Dominion Bank, Sr. Unsecured, 1.096%, 6/9/2016	37,587,618
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.450%, 5/4/2016	15,930,000
105,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.500%, 5/2/2016	105,000
5,000,000		Wayne County, GA, IDA, (Series 2000), (Bank of America N.A. LOC), 0.440%, 5/4/2016	5,000,000
35,000,000		Wells Fargo Bank, N.A., 0.783%, 6/2/2016	35,002,596
15,000,000		Wells Fargo Bank, N.A., Sr. Unsecured, 0.754%, 6/15/2016	14,990,509
		TOTAL	1,194,985,070
		Government Agency—0.1%
9,000,000		MB N4P3, LLC, Series 2015 Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	9,000,000
2

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Municipal—0.4%
$28,800,000	California Statewide Communities Development Authority, (Series 2004J), 0.390%, 5/4/2016	$28,800,000
	TOTAL NOTES—VARIABLE	1,282,785,070
	OTHER REPURCHASE AGREEMENTS—13.1%
	Finance - Banking—13.1%
80,000,000	BNP Paribas SA, 0.598%, 5/2/2016, interest in a $100,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $100,004,917, in which asset-backed securities, a corporate bonds and a collateralized mortgage obligation with a market value of $102,005,015 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
40,000,000	BNP Paribas Securities Corp., 0.973%, 6/3/2016, interest in a $200,000,000 collateralized loan agreement dated 12/9/2015, will repurchase securities provided as collateral for $201,180,000, in which asset-backed securities, corporate bonds and collateralized mortgage obligations with a market value of $204,065,038 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
154,000,000	Citigroup Global Markets, Inc., 0.477% - 0.908%, 5/2/2016 - 5/24/2016, interest in a $290,000,000 collateralized loan agreement, dated 11/24/2015 - 4/29/2016, will repurchase securities provided as collateral for $290,941,163, in which American depositary receipts, asset-backed securities, common stocks, collateralized mortgage obligations and an exchange-traded fund with a market value of $295,969,754 have been received as collateral and held with BNY Mellon as tri-party agent.	154,000,000
145,000,000	Credit Suisse Securities (USA) LLC, 0.416%, 5/2/2016, interest in a $200,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $200,006,833, in which common stocks with a market value of $204,002,360 have been received as collateral and held with BNY Mellon as tri-party agent.	145,000,000
60,000,000	HSBC Securities (USA), Inc., 0.497%, 5/2/2016, interest in a $225,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $225,009,188, in which corporate bonds, medium-term notes and U.S. Government agency securities with a market value of $229,501,497 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
140,000,000	J.P. Morgan Securities LLC, 0.750% - 1.202%, 6/7/2016 - 10/19/2016, interest in a $625,000,000 collateralized loan agreement dated 3/7/2016 - 4/22/2016, will repurchase securities provided as collateral for $627,095,194, in which asset-backed securities with a market value of $638,000,149 have been received as collateral and held with JPMorgan Chase as tri-party agent.	140,000,000
120,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.598% - 0.659%, 5/2/2016, interest in a $225,000,000 collateralized loan agreement, dated 4/29/2016, will repurchase securities provided as collateral for $225,011,313, in which asset-backed securities, collateralized mortgage obligations and commercial paper, with a market value of $229,511,540 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
50,000,000	Mizuho Securities USA, Inc., 1.288%, 7/5/2016, interest in a $100,000,000 collateralized loan agreement, dated 5/6/2016, will repurchase securities provided as collateral for $100,211,667, in which U.S. Government Agency securities, with a market value of $103,094,474 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000	RBC Capital Markets, LLC, 0.791%, 7/7/2016, interest in a $100,000,000 collateralized loan agreement dated 4/8/2016, will repurchase securities provided as collateral for $100,195,000, in which municipal bonds with a market value of $102,053,040 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
140,000,000	Wells Fargo Securities LLC, 0.700% - 0.811%, 7/5/2016 - 7/18/2016, interest in a $645,000,000 collateralized loan agreement dated 4/4/2016 - 4/18/2016, will repurchase securities provided as collateral for $646,183,683, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds and medium-term notes with a market value of $658,223,578 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,004,000,000
	REPURCHASE AGREEMENTS—16.5%
	Finance - Banking—16.5%
650,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,500,037,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2044 and the market value of those underlying securities was $1,535,231,021.	650,000,000
216,054,000	Interest in $2,000,000,000 joint repurchase agreement 0.29%, dated 4/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,048,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2061 and the market value of those underlying securities was $2,059,692,067.	216,054,000
400,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,062,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2046 and the market value of those underlying securities was $2,562,089,493.	400,000,000
	TOTAL REPURCHASE AGREEMENTS	1,266,054,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)	7,662,129,490
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	6,062,091
	TOTAL NET ASSETS—100%[6]	$7,668,191,581
3

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $1,998,684,218, which represented 26.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $1,998,684,218, which represented 26.1% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market based NAVs per share, as applicable.
4

The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SA	—Support Agreement
5
Federated Municipal Obligations Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.1%[1,2]
		Alabama—2.9%
$2,450,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.530%, 5/5/2016	$2,450,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.530%, 5/5/2016	3,470,000
1,550,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.510%, 5/5/2016	1,550,000
4,810,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.510%, 5/5/2016	4,810,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.330%, 5/2/2016	25,000,000
9,800,000		Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.290%, 5/2/2016	9,800,000
10,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.510%, 5/5/2016	10,000,000
260,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.660%, 5/5/2016	260,000
		TOTAL	57,340,000
		Arizona—0.7%
355,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.590%, 5/5/2016	355,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.520%, 5/5/2016	7,221,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.530%, 5/5/2016	6,750,000
		TOTAL	14,326,000
		California—11.0%
6,680,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.440%, 5/5/2016	6,680,000
5,225,000		California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.480%, 5/5/2016	5,225,000
4,375,000		California Infrastructure & Economic Development Bank, (Series 2011A) Weekly VRDNs (Bay Photo, Inc.)/(Comerica Bank LOC), 0.530%, 5/5/2016	4,375,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.510%, 5/5/2016	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.510%, 5/5/2016	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.510%, 5/5/2016	2,940,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.510%, 5/5/2016	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.510%, 5/5/2016	3,000,000
2,075,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.570%, 5/4/2016	2,075,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.570%, 5/4/2016	2,805,000
2,635,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.570%, 5/4/2016	2,635,000
2,105,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.570%, 5/4/2016	2,105,000
1,075,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.570%, 5/4/2016	1,075,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.570%, 5/4/2016	3,855,000
19,000,000	[3,4]	California State Public Works Board, Tender Option Bond Trust Receipts (2016-XG0003) Weekly VRDNs (University of California (The Regents of))/(Bank of America N.A. LIQ), 0.430%, 5/5/2016	19,000,000
2,000,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.790%, 5/5/2016	2,000,000
3,145,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.490%, 5/5/2016	3,145,000
12,575,000	[3,4]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.56% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 6/9/2016	12,575,000
10,000,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 7/13/2016	10,000,000
7,000,000		Duarte, CA Redevelopment Agency, (Series A) Weekly VRDNs (Mountain Vista Plaza)/(General Electric Capital Corp. LOC), 0.410%, 5/5/2016	7,000,000
5,000,000		Duarte, CA Redevelopment Agency, (Series B) Weekly VRDNs (Mountain Vista Plaza)/(General Electric Capital Corp. LOC), 0.410%, 5/5/2016	5,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$39,075,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	$39,075,000
28,565,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.56% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 6/2/2016	28,565,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.530%, 5/5/2016	15,000,000
27,740,000	[3,4]	Ukiah, CA USD, SPEARs (Series DBE-382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	27,740,000
		TOTAL	216,370,000
		Colorado—0.6%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.510%, 5/5/2016	3,300,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	7,500,000
		TOTAL	10,800,000
		Connecticut—1.1%
8,600,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.410%, 5/4/2016	8,600,000
4,250,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.410%, 5/5/2016	4,250,000
3,195,000	[3,4]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (JPMorgan Securities LLC LIQ), 0.310%, 5/2/2016	3,195,000
2,000,000		Easton, CT, 2.00% BANs, 12/14/2016	2,018,939
2,500,000		Griswold, CT, 1.25% BANs, 10/4/2016	2,508,532
1,410,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,413,503
		TOTAL	21,985,974
		District of Columbia—0.9%
6,025,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.570%, 5/4/2016	6,025,000
11,250,000	[3,4]	District of Columbia Hospital Revenue, Tender Option Bond Trust Certificates (2015-XF1047) Weekly VRDNs (Children's Hospital Obligated Group/DC)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	11,250,000
		TOTAL	17,275,000
		Florida—4.1%
6,500,000		Jacksonville, FL PCRB, (Series 1995) Daily VRDNs (Florida Power & Light Co.), 0.300%, 5/2/2016	6,500,000
20,910,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011A) MVRENs, 0.660%, 5/5/2016	20,910,000
39,535,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.290%, 5/2/2016	39,535,000
14,230,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	14,230,000
		TOTAL	81,175,000
		Georgia—2.8%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.540%, 5/5/2016	850,000
4,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.530%, 5/5/2016	4,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.600%, 5/5/2016	5,400,000
5,000,000		City of Atlanta, GA, (Series D-4), 0.24% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of America N.A. LOC), Mandatory Tender 8/1/2016	5,000,000
3,500,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.530%, 5/5/2016	3,500,000
3,160,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.450%, 5/4/2016	3,160,000
7,300,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 5/5/2016	7,300,000
1,800,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 5/5/2016	1,800,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.340%, 5/2/2016	3,800,000
5,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.530%, 5/5/2016	5,600,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.340%, 5/2/2016	7,600,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$8,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.340%, 5/2/2016	$8,000,000
		TOTAL	56,010,000
		Hawaii—0.3%
5,250,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) MVRENs, 0.860%, 5/5/2016	5,250,000
		Idaho—1.3%
25,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 5/4/2016	25,000,000
		Illinois—1.5%
1,190,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.640%, 5/5/2016	1,190,000
825,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.870%, 5/5/2016	825,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.600%, 5/5/2016	1,000,000
2,230,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.590%, 5/5/2016	2,230,000
3,835,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 5/5/2016	3,835,000
19,505,000	[3,4]	Illinois Housing Development Authority, SPEARs (Series DB-1001) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.710%, 5/5/2016	19,505,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2016	335,000
		TOTAL	28,920,000
		Indiana—7.4%
22,000,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	22,190,994
6,740,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.530%, 5/5/2016	6,740,000
1,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/5/2016	1,400,000
1,475,000		Indiana State Educational Facilities Authority, (Series 2001) Weekly VRDNs (Martin University)/(KeyBank, N.A. LOC), 0.530%, 5/5/2016	1,475,000
9,090,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.56% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 6/9/2016	9,090,000
22,050,000	[3,4]	Indiana State Finance Authority, Tender Option Bond Trust Certificates (2015-XF1026) Weekly VRDNs (Community Health Network)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	22,050,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.500%, 5/5/2016	12,900,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.510%, 5/5/2016	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.490%, 5/5/2016	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.550%, 5/5/2016	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.550%, 5/5/2016	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.550%, 5/5/2016	1,000,000
32,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	32,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.550%, 5/5/2016	10,000,000
		TOTAL	144,995,994
		Iowa—1.2%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.530%, 5/5/2016	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.510%, 5/5/2016	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.510%, 5/5/2016	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.510%, 5/5/2016	6,000,000
		TOTAL	23,770,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Kentucky—0.1%
$2,050,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.580%, 5/5/2016	$2,050,000
	Louisiana—3.0%
4,900,000	Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 5/4/2016	4,900,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.530%, 5/5/2016	4,630,000
29,750,000	Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.290%, 5/2/2016	29,750,000
2,000,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.540%, 5/5/2016	2,000,000
5,000,000	St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.500%, 5/5/2016	5,000,000
7,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.800%, 5/4/2016	7,000,000
6,000,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.700%, 5/4/2016	6,000,000
	TOTAL	59,280,000
	Maryland—0.1%
1,240,000	Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/6/2016	1,240,000
1,600,000	Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 5/5/2016	1,600,000
	TOTAL	2,840,000
	Massachusetts—2.3%
3,000,000	Lawrence, MA, 1.50% BANs, 9/1/2016	3,008,803
24,265,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 2010A) MVRENs, 0.610%, 5/5/2016	24,265,000
8,000,000	Pittsfield, MA, 2.00% BANs, 10/28/2016	8,051,017
8,900,000	University of Massachusetts Building Authority, MA (Commonwealth of Massachusetts), (Series 2011-2) MVRENs, 0.660%, 5/5/2016	8,900,000
	TOTAL	44,224,820
	Michigan—3.9%
1,220,000	Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 5/5/2016	1,220,000
5,500,000	Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.570%, 5/5/2016	5,500,000
1,185,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	1,185,000
3,950,000	Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.470%, 5/4/2016	3,950,000
2,450,000	Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.470%, 5/4/2016	2,450,000
2,750,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.470%, 5/4/2016	2,750,000
46,500,000	Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.650%, 5/4/2016	46,500,000
2,880,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.560%, 5/5/2016	2,880,000
1,475,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.580%, 5/5/2016	1,475,000
5,415,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 5/6/2016	5,415,000
2,460,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	2,460,000
	TOTAL	75,785,000
	Minnesota—0.1%
280,000	Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 5/5/2016	280,000
600,000	Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 5/5/2016	600,000
330,000	St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/5/2016	330,000
	TOTAL	1,210,000
	Mississippi—1.8%
9,570,000	Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.530%, 5/5/2016	9,570,000
6,295,000	Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.530%, 5/5/2016	6,295,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—continued
$9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.530%, 5/5/2016	$9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.530%, 5/5/2016	9,670,000
		TOTAL	34,865,000
		Missouri—0.1%
2,370,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.410%, 5/2/2016	2,370,000
		Multi-State—13.0%
3,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 5/5/2016	3,125,000
1,460,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.530%, 5/5/2016	1,460,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.530%, 5/5/2016	85,300,000
20,000,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.490%, 5/5/2016	20,000,000
91,300,000	[3,4]	Nuveen Enhanced Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.540%, 5/5/2016	91,300,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.540%, 5/5/2016	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.540%, 5/5/2016	30,000,000
		TOTAL	256,185,000
		New Hampshire—0.5%
10,525,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.370%, 5/2/2016	10,525,000
		New Jersey—7.9%
4,500,000		Cape May, NJ, 2.00% BANs, 7/15/2016	4,511,438
6,590,000		Freehold Borough, NJ, (Series 2015A), 2.00% BANs, 12/2/2016	6,634,491
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.610%, 5/5/2016	5,000,000
10,035,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	10,046,786
17,046,731		Harrison Township, NJ, (Series 2015A), 1.75% BANs, 11/10/2016	17,151,216
7,037,995		Millville, NJ, 1.50% BANs, 8/3/2016	7,050,513
9,283,000		Moonachie, NJ, 2.00% BANs, 10/21/2016	9,333,135
5,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.690%, 5/4/2016	5,215,000
4,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.460%, 5/5/2016	4,000,000
2,160,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.710%, 5/5/2016	2,160,000
12,385,000	[3,4]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2015-XF1048) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.550%, 5/5/2016	12,385,000
18,500,000		Plainfield, NJ, 1.75% BANs, 9/1/2016	18,564,652
25,700,000		Readington Township, NJ, 2.00% BANs, 2/2/2017	25,970,518
20,000,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	20,153,185
3,500,000	[3,4]	Union County, NJ Improvement Authority, SPEARs (Series DB-1145) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.510%, 5/5/2016	3,500,000
4,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	4,004,091
		TOTAL	155,680,025
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/5/2016	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/5/2016	3,400,000
425,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.680%, 5/4/2016	425,000
		TOTAL	3,925,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—8.6%
$16,426,006		Amherst, NY, 2.00% BANs, 11/10/2016	$16,555,240
19,900,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	19,924,028
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.530%, 5/5/2016	5,590,000
12,000,000		Malone, NY CSD, 1.50% BANs, 7/15/2016	12,019,525
4,290,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.530%, 5/5/2016	4,290,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.510%, 5/5/2016	1,300,000
7,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs (Bank of America N.A. LIQ), 0.228%, 5/2/2016	7,000,000
1,500,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.470%, 5/5/2016	1,500,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.570%, 5/4/2016	24,880,000
4,100,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.340%, 5/2/2016	4,100,000
11,655,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 5/2/2016	11,655,000
5,610,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/2/2016	5,610,000
7,500,000		Nyack, NY Unified Free School District, 2.00% BANs, 6/24/2016	7,514,826
20,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	20,016,879
11,300,000		Phelps-Clifton Springs, NY CSD, 1.75% BANs, 7/29/2016	11,329,535
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.510%, 5/5/2016	10,660,000
6,340,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.510%, 5/5/2016	6,340,000
		TOTAL	170,285,033
		North Carolina—2.5%
12,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	12,000,000
19,885,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2011B) MVRENs, 0.610%, 5/5/2016	19,885,000
13,630,000		Raleigh, NC, (Series 2009) MVRENs, 0.660%, 5/5/2016	13,630,000
4,450,000		University of North Carolina at Chapel Hill, (Series 2001B) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.280%, 5/2/2016	4,450,000
		TOTAL	49,965,000
		North Dakota—1.5%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 5/4/2016	30,000,000
		Oregon—1.0%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.510%, 5/5/2016	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.510%, 5/5/2016	10,000,000
		TOTAL	20,000,000
		Pennsylvania—3.6%
2,500,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.450%, 5/4/2016	2,500,000
68,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.600%, 5/5/2016	68,000,000
		TOTAL	70,500,000
		South Carolina—0.8%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.830%, 5/4/2016	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.530%, 5/4/2016	6,000,000
2,455,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.590%, 5/5/2016	2,455,000
		TOTAL	16,455,000
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Dakota—0.2%
$3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.510%, 5/5/2016	$3,000,000
		Tennessee—2.3%
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.520%, 5/4/2016	7,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.530%, 5/5/2016	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.830%, 5/4/2016	12,800,000
22,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.300%, 5/2/2016	22,000,000
		TOTAL	45,800,000
		Texas—6.2%
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.510%, 5/5/2016	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.510%, 5/5/2016	2,100,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (Series DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	11,250,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.830%, 5/4/2016	4,000,000
27,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	27,000,000
4,000,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	4,000,000
21,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC), 0.520%, 5/4/2016	21,000,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.530%, 5/4/2016	42,000,000
7,095,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.450%, 5/4/2016	7,095,000
		TOTAL	121,395,000
		Utah—0.4%
100,000		Murray City, Utah Hospital Revenue, (Series 2005 D) Daily VRDNs (IHC Health Services, Inc.)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 5/2/2016	100,000
895,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.540%, 5/5/2016	895,000
7,600,000		Utah County, UT (IHC Health Services, Inc.), (Series 2014B) MVRENs, 0.610%, 5/5/2016	7,600,000
		TOTAL	8,595,000
		Virginia—0.5%
9,985,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2010 C) MVRENs, 0.610%, 5/5/2016	9,985,000
		Washington—0.4%
2,275,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.590%, 5/5/2016	2,275,000
3,740,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 5/5/2016	3,740,000
2,630,000		Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.540%, 5/5/2016	2,630,000
		TOTAL	8,645,000
		Wisconsin—1.0%
6,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 5/5/2016	6,000,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.600%, 5/5/2016	1,000,000
1,315,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.640%, 5/5/2016	1,315,000
11,500,000		Wisconsin Health & Educational Facilities Authority (UnityPoint Health), (Series 2014B-1) MVRENs, 0.610%, 5/5/2016	11,500,000
		TOTAL	19,815,000
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—0.3%
$5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.480%, 5/4/2016	$5,700,000
	TOTAL MUNICIPAL INVESTMENTS—98.1% (AT AMORTIZED COST)[5]	1,932,297,846
	OTHER ASSETS AND LIABILITIES - NET—1.9%[6]	37,799,085
	TOTAL NET ASSETS—100%	$1,970,096,931
Securities that are subject to the federal alternative minimum tax (AMT) represent 47.3% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.2%	4.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $570,940,000, which represented 29.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $570,940,000, which represented 29.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
8

As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the”SEC”) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Extendible Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
9
Federated Prime Cash Obligations Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		BANK NOTE—0.6%
		Finance - Banking—0.6%
$120,000,000		Bank of America N.A., 0.680%, 5/18/2016	$120,000,000
		CERTIFICATES OF DEPOSIT—23.5%
		Finance - Banking—23.5%
200,000,000		Bank of Montreal, 0.850%, 9/12/2016 - 9/19/2016	200,000,000
315,000,000		Bank of Nova Scotia, Toronto, 0.850% - 0.870%, 7/8/2016 - 9/1/2016	315,000,000
350,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% - 0.500%, 5/3/2016 - 6/20/2016	350,000,000
105,000,000		Canadian Imperial Bank of Commerce, 0.840%, 7/7/2016	105,000,000
150,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	150,000,000
440,000,000		Credit Agricole Corporate and Investment Bank, 0.510% - 0.520%, 6/3/2016 - 6/14/2016	440,000,000
365,000,000		Credit Suisse AG, 0.520% - 0.650%, 6/3/2016 - 6/9/2016	365,004,748
30,000,000		Credit Suisse AG, 0.660%, 6/7/2016	29,979,684
955,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.660% - 0.750%, 5/16/2016 - 8/1/2016	955,000,000
500,500,000		Standard Chartered Bank PLC, 0.530% - 0.640%, 5/4/2016 - 6/10/2016	500,500,000
575,000,000		Sumitomo Mitsui Banking Corp., 0.360% - 0.480%, 5/6/2016 - 5/27/2016	575,000,000
250,000,000		Svenska Handelsbanken, Stockholm, 0.730%, 6/15/2016	250,001,558
58,000,000		Toronto Dominion Bank, 0.750% - 0.830%, 6/20/2016 - 8/8/2016	58,000,000
75,000,000		Wells Fargo Bank, N.A., 0.850%, 7/11/2016	75,000,000
80,000,000		Wells Fargo Bank, N.A., 0.850%, 8/29/2016	80,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,448,485,990
		COMMERCIAL PAPER—21.7%[1]
		Finance - Banking—16.3%
20,000,000	[2,3]	ANZ New Zealand National (Int'l) Ltd., 0.783%, 9/13/2016	19,941,500
27,000,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.400%, 5/6/2016	26,998,500
120,000,000	[2,3]	Australia & New Zealand Banking Group, Melbourne, 0.778%, 6/6/2016	119,907,000
200,000,000	[2,3]	BNP Paribas SA, 0.380%, 5/2/2016	199,997,889
100,000,000		BNP Paribas SA, 0.601%, 6/20/2016	99,916,667
147,000,000	[2,3]	Bank of Nova Scotia, Toronto, 0.864%, 9/15/2016 - 9/22/2016	146,507,196
70,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.854%, 7/25/2016	69,859,514
188,000,000	[2,3]	Commonwealth Bank of Australia, 0.864%, 10/5/2016	187,294,896
288,112,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.520%, 5/9/2016 - 6/27/2016	287,954,254
235,000,000	[2,3]	HSBC USA, Inc., 0.854% - 0.874%, 6/27/2016 - 7/12/2016	234,644,037
453,000,000		ING (U.S.) Funding LLC, 0.641%, 6/2/2016	452,742,293
400,000,000	[2,3]	J.P. Morgan Securities LLC, 0.854% - 0.874%, 7/15/2016 - 10/13/2016	398,849,542
75,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.520%, 5/27/2016	74,971,833
2,000,000		Malayan Banking Berhad, New York - CPLOC, (Wells Fargo Bank, N.A. LOC), 0.701%, 6/28/2016	1,997,744
292,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.500% - 0.520%, 5/10/2016 - 6/10/2016	291,894,525
350,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.530% - 0.641%, 5/19/2016 - 6/9/2016	349,869,500
25,000,000	[2,3]	NRW.Bank, 0.455%, 5/11/2016	24,996,840
100,000,000	[2,3]	Standard Chartered Bank PLC, 0.611%, 5/10/2016	99,984,750
		TOTAL	3,088,328,480
		Finance - Retail—3.4%
413,000,000	[2,3]	Barton Capital S.A., 0.340% - 0.520%, 5/2/2016 - 6/24/2016	412,805,916
100,000,000	[2,3]	Jupiter Securitization Co. LLC, 0.854%, 7/7/2016	99,841,806
135,000,000	[2,3]	Starbird Funding Corp., 0.631% - 0.641%, 5/2/2016 - 6/8/2016	134,974,605
		TOTAL	647,622,327
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Securities—0.1%
$25,000,000	[2,3]	Anglesea Funding LLC, 0.854%, 9/9/2016	$24,922,674
		Oil & Oil Finance—1.6%
305,000,000	[2,3]	Total Capital S.A., (Total S.A. LOC), 0.330%, 5/2/2016	304,997,204
		Sovereign—0.3%
49,250,000	[2,3]	Erste Abwicklungsanstalt, 0.717%, 9/9/2016	49,121,861
		TOTAL COMMERCIAL PAPER	4,114,992,546
		CORPORATE BONDS—0.1%
		Finance - Banking—0.0%
5,112,000		Bank of Montreal, 1.148%, 7/15/2016	5,116,396
		Finance - Commercial—0.0%
4,000,000		General Electric Capital Corp., 1.281%, 7/12/2016	4,004,210
		Insurance—0.1%
10,000,000	[2,3]	Metropolitan Life Global Funding I, 0.755%, 6/23/2016	10,001,258
		TOTAL CORPORATE BONDS	19,121,864
		CORPORATE NOTES—0.3%
		Insurance—0.3%
34,550,000	[2,3]	Metropolitan Life Global Funding I, 0.830%, 7/14/2016	34,559,464
27,010,000	[2,3]	Metropolitan Life Global Funding I, 1.158%, 7/15/2016	27,036,109
		TOTAL CORPORATE NOTES	61,595,573
		NOTES - VARIABLE—18.5%[4]
		Aerospace/Auto—1.7%
153,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.750%, 7/6/2016	153,000,000
140,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.776%, 5/27/2016	140,000,000
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.827%, 7/7/2016	25,000,000
		TOTAL	318,000,000
		Finance - Banking—15.5%
50,000,000	[2,3]	ANZ New Zealand National (Int'l) Ltd., 0.795%, 5/31/2016	50,002,408
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.480%, 5/5/2016	2,000,000
2,965,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 0.800%, 5/5/2016	2,965,000
164,000,000		Bank of Montreal, 0.586%, 5/18/2016	164,000,000
60,000,000		Bank of Montreal, 0.599%, 5/23/2016	60,000,000
45,000,000		Bank of Montreal, 0.785%, 6/1/2016	45,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.718%, 5/16/2016	150,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.743%, 6/2/2016	100,000,000
175,000,000		Bank of Nova Scotia, Toronto, 0.804%, 6/20/2016	175,000,000
10,000,000		Bank of Nova Scotia, Toronto, 0.815%, 6/10/2016	10,001,379
50,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.480%, 5/4/2016	50,000,000
40,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.586%, 5/26/2016	40,000,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (MUFG Union Bank, N.A. LOC), 0.470%, 5/5/2016	8,235,000
17,200,000		California Statewide Communities Development Authority, SWEEP Loan Program (Series 2007A), (U.S. Bank, N.A. LOC), 0.390%, 5/4/2016	17,200,000
100,000,000		Canadian Imperial Bank of Commerce, 0.736%, 5/11/2016	100,000,000
8,245,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 0.420%, 5/5/2016	8,245,000
5,300,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.430%, 5/4/2016	5,300,000
9,000,000		Clackamas County, OR Hospital Facilities Authority, (Series 2008A), (U.S. Bank, N.A. LOC), 0.390%, 5/4/2016	9,000,000
6,750,000		Connecticut Health and Educational Facilities Authority, (Series D Griffin Hospital), (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	6,750,000
35,000,000		Connecticut State HFA, (2008 Series E), (Bank of America N.A. LIQ), 0.410%, 5/5/2016	35,000,000
36,125,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	36,125,000
6,125,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.700%, 5/5/2016	6,125,000
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$4,440,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.480%, 5/5/2016	$4,440,000
6,065,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	6,065,000
50,000,000	[2,3]	HSBC USA, Inc., 0.687%, 5/3/2016	50,000,000
100,000,000	[2,3]	HSBC USA, Inc., 0.786%, 5/11/2016	100,000,000
140,000,000	[2,3]	HSBC USA, Inc., 0.801%, 5/10/2016	140,000,000
17,055,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	17,055,000
50,000,000		J.P. Morgan Securities LLC, 0.745%, 5/31/2016	50,000,000
45,000,000		J.P. Morgan Securities LLC, 0.800%, 5/9/2016	45,000,000
50,000,000	[2,3]	J.P. Morgan Securities LLC, 0.815%, 5/25/2016	50,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.796%, 6/7/2016	50,000,000
1,725,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.420%, 5/4/2016	1,725,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2016	200,000
10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008E), (Bank of Montreal LOC), 0.410%, 5/5/2016	10,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.430%, 5/5/2016	25,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.420%, 5/5/2016	25,000,000
1,620,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	1,620,000
2,948,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.440%, 5/5/2016	2,948,000
20,480,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.410%, 5/5/2016	20,480,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	19,670,000
4,500,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	4,500,000
29,435,000		Panel Rey S.A., (Series 2016), (Citibank NA, New York LOC), 0.420%, 5/5/2016	29,435,000
4,670,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.460%, 5/4/2016	4,670,000
1,730,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.450%, 5/4/2016	1,730,000
103,000,000		Royal Bank of Canada, 0.719%, 7/11/2016	103,000,000
345,000,000		Royal Bank of Canada, 0.789%, 7/5/2016	345,000,000
10,000,000		Royal Bank of Canada, 0.880%, 7/14/2016	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.420%, 5/5/2016	15,000,000
13,425,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	13,425,000
7,085,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2016	7,085,000
2,210,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2016	2,210,000
10,825,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	10,825,000
38,000,000		Toronto Dominion Bank, 0.590%, 5/6/2016	38,000,000
115,000,000		Toronto Dominion Bank, 0.591%, 5/23/2016	115,000,000
150,000,000		Toronto Dominion Bank, 0.677%, 5/4/2016	150,000,000
100,000,000		Toronto Dominion Bank, 0.783%, 5/16/2016	100,000,000
100,000,000		Toronto Dominion Bank, 0.787%, 5/4/2016	100,000,000
94,700,000		Toronto Dominion Bank, Sr. Unsecured, 1.096%, 6/9/2016	94,807,111
7,800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.430%, 5/4/2016	7,800,000
50,000,000		Wells Fargo Bank, N.A., 0.793%, 6/20/2016	50,000,000
25,000,000		Wells Fargo Bank, N.A., 0.804%, 6/22/2016	25,000,000
8,005,000		Whitewater, WI CDA, (Series 2007), (BMO Harris Bank, N.A. LOC), 0.420%, 5/5/2016	8,005,000
		TOTAL	2,935,643,898
		Finance - Commercial—0.7%
122,800,000		General Electric Capital Corp., Sr. Unsecured, 0.823%, 6/20/2016	122,824,524
6,300,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.500%, 5/5/2016	6,300,000
11,210,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.550%, 5/5/2016	11,210,000
		TOTAL	140,334,524
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Retail—0.1%
$10,000,000	[2,3]	Jupiter Securitization Co. LLC, 0.666%, 5/13/2016	$10,000,000
		Government Agency—0.4%
355,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.400%, 5/5/2016	355,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 5/5/2016	19,770,000
5,413,333		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.420%, 5/5/2016	5,413,333
4,860,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.530%, 5/5/2016	4,860,000
868,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.440%, 5/5/2016	868,000
1,070,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.640%, 5/5/2016	1,070,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.430%, 5/5/2016	7,450,000
31,095,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.430%, 5/5/2016	31,095,000
3,865,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.550%, 5/5/2016	3,865,000
		TOTAL	74,746,333
		Municipal—0.1%
25,000,000		Ohio State University, (Series 2014 B-1), 0.390%, 5/4/2016	25,000,000
		TOTAL NOTES—VARIABLE	3,503,724,755
		SOVEREIGN—0.3%
		Sovereign—0.3%
50,000,000		International Bank for Reconstruction & Development (World Bank), 0.500%, 5/16/2016	50,002,065
		TIME DEPOSITS—7.4%
		Finance - Banking—7.4%
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.300%, 5/2/2016	500,000,000
900,000,000		Bank of New York Mellon, 0.290%, 5/2/2016	900,000,000
		TOTAL TIME DEPOSITS	1,400,000,000
		OTHER REPURCHASE AGREEMENTS—9.0%
		Finance - Banking—9.0%
45,000,000		BMO Capital Markets Corp., 0.395%, 5/2/2016, interest in a $65,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $65,002,113, in which corporate bonds and medium-term notes with a market value of $66,302,113 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
100,000,000		BNP Paribas SA, 0.395%, 5/2/2016, interest in a $190,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $190,006,175, in which asset-backed securities, corporate bonds and collateralized mortgage obligations with a market value of $193,806,299 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
60,000,000		BNP Paribas Securities Corp., 0.973%, 6/3/2016, interest in a $200,000,000 collateralized loan agreement dated 12/9/2015, will repurchase securities provided as collateral for $201,180,000, in which asset-backed securities, corporate bonds, and collateralized mortgage obligations with a market value of $204,065,038 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
440,000,000		Credit Suisse Securities (USA) LLC, 0.395% - 1.034%, 5/2/2016 - 6/9/2016, interest in a $1,355,000,000 collateralized loan agreement dated 3/7/2016 - 4/29/2016, will repurchase securities provided as collateral for $1,356,757,967, in which collateralized mortgage obligations and commercial paper with a market value of $1,383,124,500 have been received as collateral and held with BNY Mellon as tri-party agent.	440,000,000
84,000,000		HSBC Securities (USA), Inc., 0.497%, 5/2/2016, interest in a $225,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $225,009,188, in which corporate bonds, medium-term notes, and U.S. Government Agency securities with a market value of $229,501,497 have been received as collateral and held with BNY Mellon as tri-party agent.	84,000,000
205,000,000		J.P. Morgan Securities LLC, 0.710% - 1.202%, 5/17/2016 - 10/19/2016, interest in a $875,000,000 collateralized loan agreement dated 2/17/2016 - 4/22/2016, will repurchase securities provided as collateral for $877,532,694, in which asset-backed securities and collateralized mortgage obligations with a market value of $893,358,269 have been received as collateral and held with BNY Mellon as tri-party agent.	205,000,000
255,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.487%, 5/4/2016 - 5/19/2016, interest in a $400,000,000 collateralized loan agreement dated 4/4/2016 – 4/15/2016, will repurchase securities provided as collateral for $400,173,333, in which asset-backed securities, common stocks, convertible bonds, corporate bonds, exchange-traded funds, municipal bonds and preferred stocks with a market value of $408,110,163 have been received as collateral and held with BNY Mellon as tri-party agent.	255,000,000
100,000,000		RBC Capital Markets, LLC, 0.791%, 7/7/2016, interest in a $100,000,000 collateralized loan agreement dated 4/8/2016, will repurchase securities provided as collateral for $100,195,000, in which municipal bonds with a market value of $102,053,040 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
425,000,000	Wells Fargo Securities LLC, 0.700% - 0.862%, 7/6/2016 - 7/25/2016, interest in a $725,000,000 collateralized loan agreement dated 4/5/2016 - 4/18/2016, will repurchase securities provided as collateral for $726,372,722, in which asset-backed securities, collateralized mortgage obligations, commercial paper and corporate bonds with a market value of $739,807,769 have been received as collateral and held with BNY Mellon as tri-party agent.	$425,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,714,000,000
	REPURCHASE AGREEMENTS—18.5%
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,500,037,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2044 and the market value of those underlying securities was $1,535,231,021.	750,000,000
524,763,000	Interest in $2,000,000,000 joint repurchase agreement 0.29%, dated 4/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,048,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2061 and the market value of those underlying securities was $2,059,692,067.	524,763,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,062,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2046 and the market value of those underlying securities was $2,562,089,493.	500,000,000
1,730,000,000	Repurchase agreement 0.31%, dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,730,044,692 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2057 and the market value of those underlying securities was $1,764,646,495.	1,730,000,000
	TOTAL REPURCHASE AGREEMENTS	3,504,763,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	18,936,685,793
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	10,940,956
	TOTAL NET ASSETS—100%	$18,947,626,749
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $4,139,445,081, which represented 21.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $4,139,445,081, which represented 21.8% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees has appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940, which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
6
Federated Institutional Prime Obligations Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount or Shares			Value
		BANK NOTE—1.6%
		Finance - Banking—1.6%
$546,500,000		Bank of America N.A., 0.680%—0.710%, 5/16/2016 - 7/1/2016	$546,500,000
		CERTIFICATES OF DEPOSIT—24.5%
		Finance - Banking—24.5%
550,000,000		Bank of Montreal, 0.850%, 9/12/2016 - 9/19/2016	550,000,000
300,000,000		Bank of Nova Scotia, Toronto, 0.850%, 9/1/2016 - 9/2/2016	300,000,000
500,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380%, 5/3/2016	500,000,000
270,000,000		Canadian Imperial Bank of Commerce, 0.840%, 7/7/2016	270,000,000
115,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	115,000,000
510,000,000		Credit Agricole Corporate and Investment Bank, 0.510%, 6/3/2016	510,000,000
410,000,000		Credit Suisse AG, 0.630%—0.650%, 5/3/2016 - 6/3/2016	410,000,000
1,700,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.680%—0.750%, 6/24/2016 - 9/6/2016	1,700,000,000
286,000,000		Mizuho Bank Ltd., 0.505%, 6/7/2016	286,028,649
250,000,000		Societe Generale, Paris, 0.490%, 5/20/2016	250,000,000
1,243,000,000		Standard Chartered Bank PLC, 0.520%—0.640%, 5/18/2016 - 6/10/2016	1,243,000,000
1,289,000,000		Sumitomo Mitsui Banking Corp., 0.360%—0.500%, 5/3/2016 - 6/1/2016	1,289,006,040
300,000,000		Svenska Handelsbanken, Stockholm, 0.730%, 6/15/2016	300,001,869
565,000,000		Toronto Dominion Bank, 0.750%—0.830%, 6/20/2016 - 8/8/2016	565,000,000
100,000,000		Wells Fargo Bank, N.A., 0.840%, 8/8/2016	100,000,000
30,000,000		Wells Fargo Bank, N.A., 0.850%, 7/11/2016	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,418,036,558
		COMMERCIAL PAPER—21.8%[1]
		Finance - Banking—19.1%
1,300,000,000		BNP Paribas SA, 0.300%—0.601%, 5/2/2016 - 6/20/2016	1,299,546,389
243,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.854%—0.874%, 6/15/2016 - 9/27/2016	242,477,284
97,000,000		Credit Suisse AG, 0.651%, 6/14/2016	96,922,939
633,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.520%, 5/3/2016 - 6/24/2016	632,811,846
300,000,000	[2,3]	HSBC USA, Inc., 0.815%, 6/1/2016	300,000,000
399,000,000	[2,3]	HSBC USA, Inc., 0.854%—0.874%, 6/27/2016 - 7/12/2016	398,418,450
683,500,000		ING (U.S.) Funding LLC, 0.601%—0.641%, 6/2/2016 - 7/11/2016	682,823,680
70,000,000		J.P. Morgan Securities LLC, 0.800%, 5/9/2016	70,000,000
150,000,000	[2,3]	J.P. Morgan Securities LLC, 0.805%, 7/5/2016	150,000,000
150,000,000	[2,3]	J.P. Morgan Securities LLC, 0.815%, 5/25/2016	150,000,000
499,600,000	[2,3]	J.P. Morgan Securities LLC, 0.854%—0.874%, 7/15/2016 - 10/13/2016	498,271,958
538,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.520%—0.530%, 5/3/2016 - 6/6/2016	537,773,127
366,995,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.520%, 5/16/2016 - 6/14/2016	366,836,172
698,000,000		Mizuho Bank Ltd., 0.485%, 5/27/2016	697,755,506
430,000,000	[2,3]	Standard Chartered Bank PLC, 0.631%—0.641%, 5/6/2016 - 6/1/2016	429,837,035
		TOTAL	6,553,474,386
		Finance - Commercial—0.4%
135,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.500%, 5/18/2016 - 6/6/2016	134,954,931
		Finance - Retail—1.3%
40,000,000	[2,3]	Chariot Funding LLC, 0.854%, 7/7/2016	39,936,723
75,000,000	[2,3]	Jupiter Securitization Co. LLC, 0.854%, 7/8/2016	74,879,583
310,000,000	[2,3]	Starbird Funding Corp., 0.631%, 5/6/2016 - 7/1/2016	309,819,575
		TOTAL	424,635,881
1

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Securities—1.0%
$348,000,000	[2,3]	Anglesea Funding LLC, 0.651%—0.854%, 5/6/2016 - 8/31/2016	$347,637,854
		TOTAL COMMERCIAL PAPER	7,460,703,052
		CORPORATE BOND—0.1%
		Finance - Commercial—0.1%
21,500,000		General Electric Capital Corp., 2.950%, 5/9/2016	21,510,814
		CORPORATE NOTE—0.0%
		Insurance—0.0%
3,500,000	[2,3]	New York Life Global Funding, 2.450%, 7/14/2016	3,512,253
		NOTES - VARIABLE—21.7%[4]
		Aerospace/Auto—1.1%
370,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.827%, 7/7/2016	370,000,000
		Finance - Banking—18.1%
75,000,000		J.P. Morgan Securities LLC, 0.769%, 5/25/2016	75,000,000
140,000,000		J.P. Morgan Securities LLC, 0.745%, 5/31/2016	140,000,000
220,000,000	[2,3]	HSBC USA, Inc., 0.774%, 5/3/2016	220,000,000
175,000,000		Wells Fargo Bank, N.A., 0.789%, 5/9/2016	175,000,000
75,000,000		Toronto Dominion Bank, 0.791%, 5/23/2016	75,000,000
275,000,000		Toronto Dominion Bank, 0.783%, 5/16/2016	275,000,000
15,000,000		Toronto Dominion Bank, 0.677%, 5/4/2016	15,000,000
250,000,000		Toronto Dominion Bank, 0.591%, 5/23/2016	250,000,000
325,000,000		Toronto Dominion Bank, 0.590%, 5/6/2016	325,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.697%, 5/27/2016	100,012,203
25,000,000		Royal Bank of Canada, 0.789%, 7/5/2016	25,000,000
225,000,000		Royal Bank of Canada, 0.575%, 5/12/2016	225,000,000
310,000,000		Canadian Imperial Bank of Commerce, 0.798%, 5/16/2016	310,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.736%, 5/11/2016	100,000,000
25,000,000		Canadian Imperial Bank of Commerce, 0.687%, 5/3/2016	25,000,000
225,000,000		Canadian Imperial Bank of Commerce, 0.679%, 5/25/2016	225,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.804%, 6/20/2016	125,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.789%, 5/5/2016	200,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.789%, 5/5/2016	100,000,000
250,000,000		Bank of Nova Scotia, Toronto, 0.775%, 5/26/2016	250,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.743%, 6/2/2016	200,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.720%, 5/9/2016	150,000,000
215,000,000		Bank of Nova Scotia, Toronto, 0.718%, 5/17/2016	215,000,000
15,000,000		Bank of Nova Scotia, Toronto, 0.718%, 5/16/2016	15,000,000
80,000,000		Bank of Nova Scotia, Toronto, 0.684%, 5/3/2016	80,000,000
145,000,000		Bank of Montreal, 0.785%, 6/1/2016	145,000,000
62,500,000		Bank of Montreal, 0.696%, 6/7/2016	62,500,000
25,000,000		Bank of Montreal, 0.675%, 5/12/2016	25,000,000
100,000,000		Bank of Montreal, 0.606%, 5/13/2016	100,000,000
165,000,000		Bank of Montreal, 0.599%, 5/23/2016	165,000,000
100,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.585%, 5/12/2016	100,000,000
27,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.585%, 5/12/2016	27,000,000
60,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.586%, 5/26/2016	60,000,000
45,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.587%, 5/5/2016	45,000,000
50,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.587%, 5/20/2016	50,000,000
75,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.590%, 5/6/2016	75,000,000
50,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.642%, 5/3/2016	50,000,000
2

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$32,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.644%, 5/3/2016	$32,000,000
84,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.659%, 5/9/2016	84,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.856%, 5/11/2016	20,000,000
6,910,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	6,910,000
2,720,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2016	2,720,000
24,950,000		Clackamas County, OR Hospital Facilities Authority, (Series 2008B), (U.S. Bank, N.A. LOC), 0.390%, 5/4/2016	24,950,000
19,440,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	19,440,000
15,690,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.420%, 5/5/2016	15,690,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.420%, 5/4/2016	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.420%, 5/5/2016	3,000,000
7,550,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	7,550,000
1,100,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	1,100,000
48,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds), (JPMorgan Chase Bank, N.A. LIQ), 0.420%, 5/4/2016	48,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.796%, 6/7/2016	50,000,000
1,730,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.420%, 5/4/2016	1,730,000
11,075,000		Johnson City, TN Health & Education Facilities Board, Series 2013-B (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.400%, 5/4/2016	11,075,000
600,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.480%, 5/4/2016	600,000
570,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.480%, 5/4/2016	570,000
21,225,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/4/2016	21,225,000
30,000,000		Maine State Housing Authority, (Series 2013G) Federally Taxable, (Bank of New York Mellon LIQ), 0.440%, 5/5/2016	30,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.430%, 5/5/2016	25,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.560%, 5/5/2016	10,000,000
4,914,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.440%, 5/5/2016	4,914,000
57,800,000		Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/4/2016	57,800,000
7,190,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.540%, 5/5/2016	7,190,000
13,710,000		Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	13,710,000
29,200,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.420%, 5/5/2016	29,200,000
8,355,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.800%, 5/5/2016	8,355,000
930,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2016	930,000
16,500,000		TMF Biofuels LLC, Series 2012, (Rabobank Nederland NV, Utrecht LOC), 0.440%, 5/5/2016	16,500,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.420%, 5/5/2016	6,460,000
8,625,000		University of Illinois, Series 2014C, (Northern Trust Corp. LOC), 0.400%, 5/5/2016	8,625,000
112,500,000		Wells Fargo Bank, N.A., 0.783%, 6/2/2016	112,508,376
469,000,000		Wells Fargo Bank, N.A., 0.793%, 6/20/2016	469,000,000
203,000,000		Wells Fargo Bank, N.A., 0.804%, 6/22/2016	203,000,000
7,150,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.390%, 5/5/2016	7,150,000
		TOTAL	6,194,314,579
		Finance - Commercial—0.1%
43,205,000		General Electric Capital Corp., 1.281%, 7/12/2016	43,254,949
9,865,000	[2,3]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.550%, 5/5/2016	9,865,000
		TOTAL	53,119,949
		Finance - Retail—1.1%
25,000,000	[2,3]	Fairway Finance Co. LLC, 0.736%, 5/16/2016	25,000,000
50,000,000	[2,3]	Fairway Finance Co. LLC, 0.736%, 5/17/2016	50,000,000
50,000,000	[2,3]	Fairway Finance Co. LLC, 0.736%, 5/17/2016	50,000,000
50,000,000	[2,3]	Fairway Finance Co. LLC, 0.777%, 5/3/2016	50,000,000
75,000,000	[2,3]	Fairway Finance Co. LLC, 0.797%, 5/16/2016	74,997,808
40,000,000	[2,3]	Fairway Finance Co. LLC, 0.827%, 5/5/2016	40,000,000
3

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Retail—continued
$73,000,000	[2,3]	Jupiter Securitization Co. LLC, 0.666%, 5/13/2016	$73,000,000
		TOTAL	362,997,808
		Government Agency—0.8%
8,300,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.420%, 5/4/2016	8,300,000
2,100,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.440%, 5/5/2016	2,100,000
21,200,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.430%, 5/5/2016	21,200,000
33,858,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 5/5/2016	33,858,000
28,710,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	28,710,000
5,275,000		Foundation Properties, Inc., (FHLB of Atlanta LOC), 0.637%, 5/5/2016	5,275,000
1,755,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.460%, 5/5/2016	1,755,000
25,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	25,000,000
12,500,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	12,500,000
25,500,000		Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	25,500,000
11,000,000		MB N4P3, LLC, Series 2015 Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	11,000,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	19,640,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.430%, 5/5/2016	23,820,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.420%, 5/5/2016	7,500,000
12,320,000		Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.400%, 5/4/2016	12,320,000
6,005,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 0.430%, 5/5/2016	6,005,000
7,180,000		St. Charles County, MO Industrial Development Authority, (FHLB of Des Moines LOC), 0.430%, 5/5/2016	7,180,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.430%, 5/5/2016	6,040,000
8,750,000		Tack Capital Co., (FHLB of New York LOC), 0.430%, 5/5/2016	8,750,000
		TOTAL	272,653,000
		Insurance—0.1%
7,600,000	[2,3]	Metropolitan Life Global Funding I, 0.755%, 6/23/2016	7,600,170
5,300,000	[2,3]	Metropolitan Life Global Funding I, 0.830%, 7/14/2016	5,300,613
25,310,000	[2,3]	Metropolitan Life Global Funding I, 1.158%, 7/15/2016	25,330,623
5,865,000	[2,3]	New York Life Global Funding, 0.987%, 5/23/2016	5,865,928
		TOTAL	44,097,334
		Municipal—0.2%
60,900,000		Ohio State University, (Series 2005B), 0.390%, 5/4/2016	60,900,000
		University—0.2%
51,000,000		University of California (The Regents of), Series 2011 Z-1, 0.370%, 5/5/2016	51,000,000
27,000,000		University of California (The Regents of), Series 2011 Z-2, 0.420%, 5/5/2016	27,000,000
		TOTAL	78,000,000
		TOTAL NOTES - VARIABLE	7,436,082,670
		TIME DEPOSITS—11.5%
		Finance - Banking—11.5%
1,600,000,000		Bank of New York Mellon, 0.290%, 5/2/2016	1,600,000,000
350,000,000		Canadian Imperial Bank of Commerce, 0.290%, 5/2/2016	350,000,000
500,000,000		Credit Industriel et Commercial, 0.300%, 5/2/2016	500,000,000
1,000,000,000		DNB Bank ASA, 0.290%, 5/2/2016	1,000,000,000
500,000,000		Lloyds Bank PLC, London, 0.300%, 5/2/2016	500,000,000
		TOTAL TIME DEPOSITS	3,950,000,000
4

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—9.6%
	Finance - Banking—9.6%
$270,000,000	BMO Capital Markets Corp., 0.395%—0.487%, 5/2/2016 - 5/16/2016, interest in a $315,000,000 collateralized loan agreement dated 5/2/2015 – 5/16/2016, will repurchase securities provided as collateral for $315,108,779, in which corporate bonds and medium-term notes with a market value of $321,364,056 have been received as collateral and held with BNY Mellon as tri-party agent.	$270,000,000
110,000,000	BNP Paribas SA, 0.395%—0.598%, 5/2/2016, interest in a $290,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $291,364,275, in which asset-backed securities, corporate bonds and collateralized mortgage obligations with a market value of $295,811,314 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
100,000,000	BNP Paribas Securities Corp., 0.973%, 6/3/2016, interest in a $200,000,000 collateralized loan agreement dated 12/9/2015, will repurchase securities provided as collateral for $201,180,000, in which asset-backed securities, corporate bonds, and collateralized mortgage obligations with a market value of $204,065,038 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
820,000,000	Credit Suisse Securities (USA) LLC, 0.395%—1.034%, 5/2/2016 - 6/9/2016, interest in a $1,105,000,000 collateralized loan agreement dated 3/7/2016 - 4/29/2016, will repurchase securities provided as collateral for $1,106,749,508, in which asset-backed securities, collateralized mortgage obligations and commercial paper with a market value of $1,128,120,030 have been received as collateral and held with BNY Mellon as tri-party agent.	820,000,000
280,000,000	HSBC Securities (USA), Inc., 0.395%—0.497%, 5/2/2016, interest in a $425,000,000 collateralized loan agreement dated 4/29/2016, will repurchase securities provided as collateral for $425,015,688, in which asset-backed securities, corporate bonds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $433,508,280 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
450,000,000	J.P. Morgan Securities LLC, 0.710%—1.202%, 5/17/2016 - 10/19/2016, interest in a $400,000,000 collateralized loan agreement dated 2/17/2016 - 4/22/2016, will repurchase securities provided as collateral for $927,476,306, in which asset-backed securities and collateralized mortgage obligations with a market value of $893,358,269 have been received as collateral and held with JPMorgan Chase as tri-party agent.	450,000,000
515,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%, 5/9/2016 - 5/26/2016, interest in a $700,000,000 collateralized loan agreement dated 4/5/2016 – 4/26/2016, will repurchase securities provided as collateral for $700,307,333, in which asset-backed securities, common stocks, convertible bonds, corporate bonds, exchange-traded funds, municipal bonds and preferred stocks with a market value of $714,174,512 have been received as collateral and held with JPMorgan Chase as tri-party agent.	515,000,000
160,000,000	Mizuho Securities USA, Inc., 0.710%—1.288%, 5/12/2016 - 6/3/2016, interest in a $210,000,000 collateralized loan agreement dated 4/6/2016 – 4/28/2016, will repurchase securities provided as collateral for $210,234,556, in which U.S. Government Agency securities with a market value of $215,434,558 have been received as collateral and held with JPMorgan Chase as tri-party agent.	160,000,000
123,000,000	RBC Capital Markets, LLC, 0.791%, 7/7/2016, interest in a $200,000,000 collateralized loan agreement dated 4/8/2016, will repurchase securities provided as collateral for $200,390,000, in which municipal bonds with a market value of $204,763,547 have been received as collateral and held with BNY Mellon as tri-party agent.	123,000,000
450,000,000	Wells Fargo Securities LLC, 0.700%—0.862%, 7/5/2016 - 7/25/2016, interest in a $720,000,000 collateralized loan agreement dated 4/4/2016 - 4/26/2016, will repurchase securities provided as collateral for $721,353,336, in which asset-backed securities, collateralized mortgage obligations, commercial paper and corporate bonds with a market value of $734,717,802 have been received as collateral and held with BNY Mellon as tri-party agent.	450,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,278,000,000
	REPURCHASE AGREEMENTS—9.2%
	Finance - Banking—9.2%
1,050,000,000	Interest in $1,725,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,725,043,125 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2054 and the market value of those underlying securities was $1,759,888,700.	1,050,000,000
429,027,000	Interest in $4,000,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,093,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $4,080,095,261.	429,027,000
170,349,000	Interest in $2,000,000,000 joint repurchase agreement 0.29%, dated 4/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,048,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2061 and the market value of those underlying securities was $2,059,692,067.	170,349,000
65,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,062,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2046 and the market value of those underlying securities was $2,562,089,493.	65,000,000
5

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,450,000,000	Repurchase agreement 0.31%, dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,450,037,458 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2048 and the market value of those underlying securities was $1,479,038,213.	$1,450,000,000
	TOTAL REPURCHASE AGREEMENTS	3,164,376,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	34,278,721,347
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	10,383,763
	TOTAL NET ASSETS—100%	$34,289,105,110
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $5,777,126,933, which represented 16.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $5,777,126,933, which represented 16.8% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
6

Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SA	—Support Agreement
7
Federated Institutional Prime Value Obligations Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—26.0%
		Finance - Banking—26.0%
$325,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.690% - 0.730%, 6/8/2016 - 9/1/2016	$325,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.850%, 8/24/2016	100,000,000
40,000,000		Credit Agricole Corporate and Investment Bank, 0.710%, 5/2/2016	40,000,000
75,000,000		Credit Suisse AG, 0.630%, 5/3/2016	75,000,000
260,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.680% - 0.750%, 6/20/2016 - 7/25/2016	260,000,000
150,000,000		KBC Bank N.V., 0.360%, 5/6/2016	150,000,000
152,000,000		Landesbank Baden-Wurttemberg, 0.390%, 5/2/2016 - 5/3/2016	152,000,000
200,000,000		Mizuho Bank Ltd., 0.690% - 0.720%, 5/9/2016 - 8/3/2016	199,801,031
100,000,000		Natixis, 0.670%, 5/2/2016	100,000,000
210,000,000		Standard Chartered Bank PLC, 0.630% - 0.640%, 5/4/2016 - 5/20/2016	210,000,000
400,000,000		Sumitomo Mitsui Banking Corp., 0.680% - 0.710%, 6/2/2016 - 8/15/2016	400,000,000
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
100,000,000		Wells Fargo Bank, N.A., 0.840%, 8/8/2016	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,116,801,031
		COMMERCIAL PAPER—28.2%[1]
		Aerospace/Auto—0.4%
29,700,000	[2,3]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.741% - 0.781%, 5/2/2016 - 5/26/2016	29,691,370
		Chemicals—1.4%
39,415,000	[2,3]	DuPont (E.I.) de Nemours & Co., 0.801% - 0.831%, 5/9/2016 - 5/23/2016	39,400,272
16,300,000	[2,3]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.700%, 5/3/2016 - 5/4/2016	16,299,224
41,100,000		PPG Industries, Inc., 0.720% - 0.751%, 5/3/2016 - 5/18/2016	41,095,005
19,200,000	[2,3]	Potash Corp. of Saskatchewan, Inc., 0.690% - 0.720%, 5/9/2016 - 5/25/2016	19,192,777
		TOTAL	115,987,278
		Containers & Packaging—0.1%
7,500,000		Bemis Co., Inc., 0.700%, 5/16/2016	7,497,812
		Electrical Equipment—0.2%
16,700,000	[2,3]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.730%, 5/20/2016	16,693,566
		Finance - Banking—14.0%
50,000,000	[2,3]	ANZ New Zealand National (Int'l) Ltd., 0.783%, 9/13/2016	49,853,750
132,530,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.651% - 0.691%, 5/3/2016 - 7/21/2016	132,453,939
190,000,000	[2,3]	BNP Paribas SA, 0.380%, 5/2/2016	189,997,994
60,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.854% - 0.874%, 7/25/2016 - 10/26/2016	59,810,742
100,000,000	[2,3]	HSBC USA, Inc., 0.859%, 8/4/2016	99,774,375
90,000,000	[2,3]	J.P. Morgan Securities LLC, 0.874%, 10/13/2016	89,641,125
20,000,000	[2,3]	J.P. Morgan Securities LLC, 0.939%, 5/3/2016	20,000,000
118,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.641% - 0.651%, 5/5/2016 - 5/19/2016	117,975,598
95,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.631%, 5/3/2016	94,996,675
10,000,000		Rabobank Nederland NV, Utrecht, 0.808%, 6/29/2016	9,986,807
85,050,000	[2,3]	Societe Generale, Paris, 0.621%, 5/2/2016	85,048,535
190,000,000	[2,3]	Standard Chartered Bank PLC, 0.671%, 7/29/2016 - 8/4/2016	189,679,703
		TOTAL	1,139,219,243
		Finance - Commercial—1.8%
130,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.631%, 5/13/2016 - 7/22/2016	129,850,200
15,000,000	[2,3]	Versailles Commercial Paper LLC, (Natixis LIQ), 0.631%, 5/9/2016	14,997,900
		TOTAL	144,848,100
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Retail—9.4%
$245,000,000	[2,3]	Barton Capital S.A., 0.631% - 0.641%, 5/3/2016 - 5/9/2016	$244,975,067
20,000,000	[2,3]	Chariot Funding LLC, 1.007%, 10/12/2016	19,908,889
45,000,000	[2,3]	Jupiter Securitization Co. LLC, 0.854% - 1.008%, 7/20/2016 - 10/25/2016	44,854,444
403,500,000	[2,3]	Sheffield Receivables Company LLC, 0.853% - 0.863%, 6/15/2016 - 8/10/2016	402,774,815
50,000,000	[2,3]	Starbird Funding Corp., 0.651%, 8/4/2016	49,914,236
		TOTAL	762,427,451
		Finance - Securities—0.1%
10,000,000	[2,3]	Anglesea Funding LLC, 0.854%, 7/25/2016	9,979,931
		Food & Beverage—0.4%
35,400,000	[2,3]	Agrium, Inc., 0.700% - 0.821%, 5/2/2016 - 6/3/2016	35,385,713
		Pharmaceuticals and Health Care—0.4%
30,827,000	[2,3]	AstraZeneca PLC, 0.720% - 0.731%, 5/5/2016 - 6/9/2016	30,817,625
		Telecommunications—0.0%
3,450,000	[2,3]	NBC Universal Enterprise, Inc., (GTD by Comcast Corp.), 0.700%, 5/11/2016	3,449,329
		TOTAL COMMERCIAL PAPER	2,295,997,418
		CORPORATE BONDS—0.8%
		Finance - Banking—0.8%
7,000,000		Citigroup, Inc., 1.700%, 7/25/2016	7,011,169
60,163,000		Citigroup, Inc., 3.953%, 6/15/2016	60,387,676
		TOTAL CORPORATE BONDS	67,398,845
		NOTES - VARIABLE—20.7%[4]
		Aerospace/Auto—1.3%
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.776%, 5/27/2016	50,000,000
21,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.776%, 5/27/2016	21,000,000
30,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.827%, 7/7/2016	30,000,000
		TOTAL	101,000,000
		Finance - Banking—18.6%
1,050,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/6/2016	1,050,000
16,780,000	[2,3]	Akron Student Housing Assoc., LLC, Taxable PUTTERs (Series SGT04), (Societe Generale, Paris LIQ), 0.480%, 5/2/2016	16,780,000
90,000,000		Bank of Montreal, 0.586%, 5/18/2016	90,000,000
50,000,000		Bank of Montreal, 0.599%, 5/23/2016	50,000,000
100,000,000		Bank of Montreal, 0.675%, 5/12/2016	100,000,000
18,087,000		Bank of Montreal, 1.148%, 7/15/2016	18,101,323
100,000,000		Bank of Nova Scotia, Toronto, 0.720%, 5/9/2016	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.789%, 5/5/2016	100,000,000
2,365,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.450%, 5/4/2016	2,365,000
15,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.587%, 5/5/2016	15,000,000
24,500,000	[2,3]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.420%, 5/2/2016	24,500,000
70,000,000		Canadian Imperial Bank of Commerce, 0.798%, 5/16/2016	70,000,000
8,225,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.400%, 5/5/2016	8,225,000
10,800,000		Citigroup, Inc., 1.598%, 7/25/2016	10,815,673
2,200,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/3/2016	2,200,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.680%, 5/4/2016	10,265,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.500%, 5/5/2016	9,590,000
7,010,000		Frogtown LLC, Series 2004, (Branch Banking & Trust Co. LOC), 0.800%, 5/5/2016	7,010,000
4,825,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.550%, 5/5/2016	4,825,000
4,290,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/6/2016	4,290,000
16,250,000		Grand River Dam Authority, OK, Series 2014-C, (Barclays Bank PLC LOC), 0.400%, 5/5/2016	16,250,000
1,295,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/6/2016	1,295,000
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.420%, 5/4/2016	$16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.420%, 5/5/2016	7,000,000
50,000,000	[2,3]	HSBC USA, Inc., 0.687%, 5/3/2016	50,000,000
80,000,000	[2,3]	HSBC USA, Inc., 0.774%, 5/3/2016	80,000,000
50,000,000	[2,3]	HSBC USA, Inc., 0.801%, 5/10/2016	50,000,000
2,550,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/3/2016	2,550,000
43,900,000		Illinois Finance Authority, (Series 2008C-1), (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/4/2016	43,900,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.500%, 5/5/2016	18,085,000
25,000,000		JPMorgan Chase Bank, N.A., 0.796%, 6/7/2016	25,000,000
13,840,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/3/2016	13,840,000
16,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/3/2016	16,000,000
28,160,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A), (Barclays Bank PLC LIQ), 0.440%, 5/4/2016	28,160,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 0.500%, 5/5/2016	3,405,000
1,775,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada LOC), 0.440%, 5/5/2016	1,775,000
35,560,000	[2,3]	Puttable Floating Option Taxable Notes, P-FLOATs (Series TNP-1014), (Bank of America N.A. LIQ), 0.550%, 5/2/2016	35,560,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 0.500%, 5/5/2016	23,935,000
50,000,000		Royal Bank of Canada, 0.789%, 7/5/2016	50,000,000
30,000,000		Royal Bank of Canada, 0.880%, 7/14/2016	30,000,000
8,211,000		Royal Bank of Canada, 1.096%, 6/9/2016	8,219,989
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	18,965,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.500%, 5/5/2016	9,825,000
5,305,000		The Larry L. Henry 2013 Family Trust II, Series 2015, (BOKF, N.A. LOC), 0.500%, 5/5/2016	5,305,000
7,995,000		The Larry L. Henry 2013 Family Trust, Series 2015, (BOKF, N.A. LOC), 0.500%, 5/5/2016	7,995,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 0.500%, 5/5/2016	5,565,000
75,000,000		Toronto Dominion Bank, 0.590%, 5/6/2016	75,000,000
30,000,000		Toronto Dominion Bank, 0.783%, 5/16/2016	30,000,000
50,000,000		Toronto Dominion Bank, 0.791%, 5/23/2016	50,000,000
7,274,000		Toronto Dominion Bank, Sr. Unsecured, 1.096%, 6/9/2016	7,282,235
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.510%, 5/5/2016	7,305,000
19,000,000		Wells Fargo & Co., 1.164%, 7/20/2016	19,016,363
25,000,000		Wells Fargo Bank, N.A., 0.721%, 5/23/2016	25,000,000
50,000,000		Wells Fargo Bank, N.A., 0.783%, 6/2/2016	50,003,709
25,000,000		Wells Fargo Bank, N.A., 0.793%, 6/20/2016	25,000,000
4,510,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 5/6/2016	4,510,000
1,970,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/4/2016	1,970,000
5,045,000		Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.400%, 5/5/2016	5,045,000
1,530,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.510%, 5/4/2016	1,530,000
		TOTAL	1,516,009,292
		Finance - Commercial—0.5%
40,000,000		General Electric Capital Corp., Sr. Unsecured, 0.823%, 6/20/2016	40,008,686
		Government Agency—0.3%
27,330,000		Traill County, ND, (Series 2009), (CoBank, ACB LOC), 0.440%, 5/5/2016	27,330,000
		TOTAL NOTES—VARIABLE	1,684,347,978
		OTHER REPURCHASE AGREEMENTS—11.4%
		Finance - Banking—11.4%
136,000,000		Citigroup Global Markets, Inc., 0.801% - 0.908%, 5/2/2016 - 5/24/2016, interest in a $240,000,000 collateralized loan agreement, dated 11/24/2015-4/29/2016, will repurchase securities provided as collateral for $240,939,204, in which asset-backed securities, collateralized mortgage obligations and common stocks, with a market value of $244,967,750 have been received as collateral and held with BNY Mellon as tri-party agent.	136,000,000
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$125,600,000	Credit Suisse Securities (USA) LLC, 1.146% - 1.156%, 6/9/2016 - 6/14/2016, interest in a $125,600,000 collateralized loan agreement, dated 3/11/2016-3/16/2016, will repurchase securities provided as collateral for $125,955,445, in which asset-backed securities with a market value of $128,310,524 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$125,600,000
40,000,000	Goldman Sachs & Co., 0.477%, 5/5/2016, interest in a $40,000,000 collateralized loan agreement, dated 4/28/2016, will repurchase securities provided as collateral for $40,003,656, in which asset-backed securities and collateralized mortgage obligations with a market value of $40,802,132 have been received as collateral and held with JPMorgan Chase as tri-party agent.	40,000,000
80,000,000	J.P. Morgan Securities LLC, 0.750%, 6/7/2016, interest in a $400,000,000 collateralized loan agreement, dated 3/7/2016, will repurchase securities provided as collateral for $400,756,444, in which asset-backed securities with a market value of $408,447,263 have been received as collateral and held with JPMorgan Chase as tri-party agent.	80,000,000
105,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.598%, 5/2/2016, interest in a $175,000,000 collateralized loan agreement, dated 4/29/2016, will repurchase securities provided as collateral for $175,008,604, in which asset-backed securities, collateralized mortgage obligations and commercial paper, with a market value of $178,508,777 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
30,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%, 5/19/2016, interest in a $100,000,000 collateralized loan agreement, dated 4/15/2016, will repurchase securities provided as collateral for $100,045,333, in which American depositary receipts, asset-backed securities, common stock, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and unit investment trust, with a market value of $102,023,121 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
87,000,000	Mizuho Securities USA, Inc., 1.551%, 7/22/2016, interest in a $87,000,000 collateralized loan agreement, dated 4/25/2016, will repurchase securities provided as collateral for $87,325,380, in which U.S. Government Agency securities with a market value of $89,636,659 have been received as collateral and held with BNY Mellon as tri-party agent.	87,000,000
200,000,000	Pershing LLC, 0.598%, 5/2/2016, interest in a $200,000,000 collateralized loan agreement, dated 4/29/2016, will repurchase securities provided as collateral for $200,009,833, in which asset-backed securities, commercial paper, corporate bonds, municipal bonds, medium-term notes and U.S. Government Agency securities with a market value of $204,010,330 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
127,500,000	Wells Fargo Securities LLC, 0.710% - 0.811%, 7/6/2016 - 7/25/2016, interest in a $475,000,000 collateralized loan agreement, dated 4/5/2016-4/26/2016, will repurchase securities provided as collateral for $475,902,278, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds and medium-term notes with a market value of $484,681,391 have been received as collateral and held with BNY Mellon as tri-party agent.	127,500,000
	TOTAL OTHER REPURCHASE AGREEMENTS	931,100,000
	REPURCHASE AGREEMENTS—14.1%
100,000,000	Repurchase agreement 0.20%, dated 4/29/2016 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,001,667 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2021 and the market value of those underlying securities was $102,001,717.	100,000,000
547,887,000	Interest in $2,000,000,000 joint repurchase agreement 0.29%, dated 4/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,048,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2061 and the market value of those underlying securities was $2,059,692,067.	547,887,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,062,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2046 and the market value of those underlying securities was $2,562,089,493.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,147,887,000
	TOTAL INVESTMENTS—101.2% (AT AMORTIZED COST)[5]	8,243,532,272
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[6]	(96,812,003)
	TOTAL NET ASSETS—100%	$8,146,720,269
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $2,509,257,794, which represented 30.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $2,509,257,794, which represented 30.8% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
4

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four decimal place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
SA	—Support Agreement
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
5
Federated Tax-Free Obligations Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1,2]
		Alabama—4.1%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.420%, 5/5/2016	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.410%, 5/5/2016	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Tender Option Bond Trust Certificates (2015-XF2174) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	8,000,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.280%, 5/2/2016	27,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.450%, 5/4/2016	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.430%, 5/5/2016	28,000,000
35,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.280%, 5/2/2016	35,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.450%, 5/5/2016	12,000,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.460%, 5/5/2016	11,500,000
39,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.440%, 5/4/2016	39,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.420%, 5/4/2016	10,000,000
40,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.420%, 5/4/2016	40,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.420%, 5/4/2016	10,000,000
6,550,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.450%, 5/5/2016	6,550,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2016	5,410,000
		TOTAL	252,560,000
		Alaska—0.8%
26,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 5/5/2016	26,000,000
24,575,000	[3,4]	Anchorage, AK Wastewater Revenue, Solar Eclipse (Series 2007-0097), 0.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 5/5/2016	24,575,000
		TOTAL	50,575,000
		Arizona—0.8%
2,000,000		Arizona Health Facilities Authority, (Series 2015B) Weekly VRDNs (Banner Health)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.420%, 5/4/2016	2,000,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.440%, 5/5/2016	4,000,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	14,000,000
21,025,000	[3,4]	Northern Arizona University, Solar Eclipse (Series 2007-0014) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.410%, 5/5/2016	21,025,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Tender Option Bond Trust Certificates (2015-XF2192) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	7,845,000
		TOTAL	48,870,000
		California—10.6%
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	15,450,000
6,330,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.440%, 5/5/2016	6,330,000
6,950,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.440%, 5/5/2016	6,950,000
13,980,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.440%, 5/5/2016	13,980,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$7,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.420%, 5/4/2016	$7,100,000
2,590,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.420%, 5/4/2016	2,590,000
70,000		California State, (Series 2003A-3) Daily VRDNs (Bank of Montreal LOC), 0.230%, 5/2/2016	70,000
22,500,000		California State, 5.00% Bonds (United States Treasury PRF 9/1/2016@100), 9/1/2031	22,859,383
24,995,000		California State, 5.00% Bonds (United States Treasury PRF 9/1/2016@100), 9/1/2032	25,394,235
7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	7,500,000
26,125,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	26,125,000
19,045,000		California Statewide CDA, (Series 2004E), 0.23% CP (Kaiser Permanente), Mandatory Tender 6/1/2016	19,045,000
12,290,000		California Statewide CDA, (Series 2004E), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/16/2016	12,290,000
30,800,000		California Statewide CDA, (Series 2004I), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/16/2016	30,800,000
44,200,000		California Statewide CDA, (Series 2004I), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/5/2016	44,200,000
9,110,000		California Statewide CDA, (Series 2004K), 0.22% CP (Kaiser Permanente), Mandatory Tender 5/4/2016	9,110,000
25,000,000		California Statewide CDA, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	25,000,000
8,750,000		California Statewide CDA, (Series 2009 B-6), 0.21% CP (Kaiser Permanente), Mandatory Tender 5/3/2016	8,750,000
48,000,000		California Statewide CDA, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.47% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 7/1/2016	48,000,000
42,000,000		California Statewide CDA, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.49% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ) 5/2/2016	42,000,000
1,500,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.490%, 5/5/2016	1,500,000
7,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-61 Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	7,000,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	42,490,000
40,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	40,000,000
25,015,000	[3,4]	Long Beach CCD, CA, Stage Trust (Series 2009-62C), 0.56% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/12/2016	25,015,000
24,210,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), Stage Trust (Series 2009-87C), 0.56% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2016	24,210,000
24,775,000	[3,4]	Los Angeles, CA USD, Stage Trust (Series 2009-69C), 0.56% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 6/2/2016	24,775,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.500%, 5/5/2016	8,900,000
31,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	31,500,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	7,735,000
47,975,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-474) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 5/5/2016	47,975,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.480%, 5/5/2016	15,390,000
1,030,000		Santa Clara County, CA Financing Authority, (2008 Series M) Weekly VRDNs (Santa Clara County, CA)/(Bank of America N.A. LOC), 0.390%, 5/4/2016	1,030,000
		TOTAL	651,063,618
		Colorado—2.0%
42,045,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2016	42,045,000
31,220,000		University of Colorado Hospital Authority, (Series 2015A) MVRENs, 0.660%, 5/5/2016	31,220,000
36,765,000		University of Colorado Hospital Authority, (Series 2015B) MVRENs, 0.660%, 5/5/2016	36,765,000
12,975,000		University of Colorado Hospital Authority, (Series 2015C) MVRENs, 0.660%, 5/5/2016	12,975,000
		TOTAL	123,005,000
		Connecticut—0.5%
1,300,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.410%, 5/5/2016	1,300,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—continued
$2,500,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.410%, 5/4/2016	$2,500,000
4,000,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.420%, 5/4/2016	4,000,000
3,200,000		Connecticut State HFA, (2011 Subseries C-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.400%, 5/5/2016	3,200,000
2,000,000		Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.410%, 5/5/2016	2,000,000
4,215,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.410%, 5/5/2016	4,215,000
4,000,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.400%, 5/5/2016	4,000,000
3,000,000		East Windsor, CT, 1.00% BANs, 10/27/2016	3,004,379
3,900,000		Essex, CT, 1.25% BANs, 8/19/2016	3,909,958
3,170,000		Stafford, CT, 2.00% BANs, 8/3/2016	3,181,769
		TOTAL	31,311,106
		District of Columbia—0.4%
27,490,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2016	27,490,000
		Florida—10.7%
46,230,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.540%, 5/5/2016	46,230,000
12,095,000		Citizens Property Insurance Corp. FL, (Series 2009A-1), 6.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2016	12,152,580
12,705,000		Citizens Property Insurance Corp. FL, (Series 2010 A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2016	12,754,397
15,000,000		Citizens Property Insurance Corp. FL, (Series A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2016	15,058,759
2,990,000		Citizens Property Insurance Corp. FL, (Series A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account)/(Assured Guaranty Corp. INS), 6/1/2016	3,001,824
19,090,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.450%, 5/5/2016	19,090,000
25,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	25,630,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.420%, 5/4/2016	9,750,000
5,680,000	[3,4]	Florida State Board of Education Public Education, Stage Trust (Series 2011-60C), 0.56% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 6/9/2016	5,680,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse AG LIQ), 0.450%, 5/5/2016	15,135,000
16,290,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198), 0.50% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/20/2016	16,290,000
38,305,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.290%, 5/2/2016	38,305,000
1,975,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.480%, 5/4/2016	1,975,000
4,620,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Certificates (2015-YX1003) Weekly VRDNs (Barclays Bank PLC LIQ), 0.450%, 5/5/2016	4,620,000
6,160,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-XF0260) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.440%, 5/5/2016	6,160,000
3,750,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-ZM0119) Weekly VRDNs (Royal Bank of Canada LIQ), 0.440%, 5/5/2016	3,750,000
7,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-56), 0.51% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 6/1/2016	7,000,000
17,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-64), 0.54% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 7/1/2016	17,000,000
21,350,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-66), 0.56% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/2/2016	21,350,000
5,830,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.390%, 5/5/2016	5,830,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.460%, 5/5/2016	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.450%, 5/5/2016	22,600,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.460%, 5/5/2016	$36,400,000
59,500,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.56% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/2/2016	59,500,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	15,535,000
5,750,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.410%, 5/5/2016	5,750,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) MVRENs, 0.710%, 5/5/2016	16,500,000
4,000,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.340%, 5/2/2016	4,000,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.490%, 5/5/2016	2,065,000
102,200,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.310%, 5/2/2016	102,200,000
17,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.60% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 8/11/2016	17,000,000
		TOTAL	657,377,560
		Georgia—3.4%
31,765,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 5/5/2016	31,765,000
7,700,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.510%, 5/5/2016	7,700,000
7,215,000		Clayton County, GA Housing Authority, (Series 1996) Weekly VRDNs (BS Partners, LP)/(FNMA LOC), 0.420%, 5/5/2016	7,215,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.420%, 5/5/2016	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.530%, 5/5/2016	10,000,000
2,600,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.490%, 5/5/2016	2,600,000
11,885,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	11,885,000
9,935,000	[3,4]	Gwinnett County, GA School District, Tender Option Bond Trust Receipts (Series 2015-XF0089) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	9,935,000
66,240,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.47% TOBs (Royal Bank of Canada LOC), Optional Tender 6/1/2016	66,240,000
32,365,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.49% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2016	32,365,000
5,000,000		Private Colleges & Universities Facilities of GA, (Series 2005C-4) Weekly VRDNs (Emory University), 0.380%, 5/5/2016	5,000,000
5,170,000	[3,4]	Private Colleges & Universities Facilities of GA, Tender Option Bond Trust Certificates (2016-ZM0152) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	5,170,000
10,100,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.420%, 5/4/2016	10,100,000
		TOTAL	207,375,000
		Hawaii—0.2%
10,150,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) MVRENs, 0.860%, 5/5/2016	10,150,000
		Idaho—0.2%
14,000,000		Idaho Health Facilities Authority, (Series 2013ID), 0.14% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2016	14,000,000
		Illinois—2.4%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.610%, 5/5/2016	600,000
45,790,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Receipts (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.440%, 5/5/2016	45,790,000
6,475,000	[3,4]	DuPage County, IL, MERLOTS (Series 2000-A9) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.400%, 5/4/2016	6,475,000
2,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.450%, 5/4/2016	2,000,000
11,500,000		Illinois Finance Authority (Advocate Health Care Network), Revenue Bonds (Series 2011B) MVRENs, 0.610%, 5/5/2016	11,500,000
5,650,000		Illinois Finance Authority Weekly VRDNs (Steppenwolf Theatre)/(Northern Trust Co., Chicago, IL LOC), 0.420%, 5/5/2016	5,650,000
14,575,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.440%, 5/5/2016	14,575,000
900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.420%, 5/5/2016	900,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$650,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(PNC Bank, N.A. LOC), 0.410%, 5/4/2016	$650,000
10,200,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Certificates (2015-XF2160) Weekly VRDNs (University of Chicago)/(Barclays Bank PLC LIQ), 0.450%, 5/5/2016	10,200,000
4,500,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Receipts (2015-XF0253) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	4,500,000
9,710,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.440%, 5/6/2016	9,710,000
21,000,000		Illinois State Toll Highway Authority, (Series 2008A-1A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/5/2016	21,000,000
4,215,000		Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.420%, 5/5/2016	4,215,000
7,415,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.420%, 5/5/2016	7,415,000
		TOTAL	145,180,000
		Indiana—2.9%
11,595,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.430%, 5/5/2016	11,595,000
15,000,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.56% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 6/9/2016	15,000,000
5,890,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.440%, 5/6/2016	5,890,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.510%, 5/5/2016	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.510%, 5/5/2016	6,500,000
123,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	123,000,000
9,515,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/5/2016	9,515,000
		TOTAL	175,535,000
		Iowa—0.8%
24,005,000	[3,4]	Iowa Finance Authority, Barclays Floater Certificates (Series 2016-1WE) Weekly VRDNs (UnityPoint Health)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2016	24,005,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.470%, 5/5/2016	23,500,000
		TOTAL	47,505,000
		Kentucky—0.3%
20,260,000	[3,4]	Kentucky Municipal Power Agency, Solar Eclipse (Series 2007-0107) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2016	20,260,000
		Louisiana—3.7%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.450%, 5/4/2016	25,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.440%, 5/4/2016	12,000,000
5,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.440%, 5/4/2016	5,200,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.440%, 5/4/2016	3,350,000
29,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	29,800,000
15,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	15,000,000
104,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	104,075,000
5,325,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.440%, 5/5/2016	5,325,000
25,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.420%, 5/4/2016	25,000,000
		TOTAL	224,750,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2016	3,350,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—0.3%
$2,305,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/3/2016	$2,305,000
16,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.380%, 5/5/2016	16,300,000
1,149,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/3/2016	1,149,000
		TOTAL	19,754,000
		Massachusetts—5.0%
9,822,000		Attleboro, MA, 1.25% BANs, 6/15/2016	9,833,315
61,275,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 5/5/2016	61,275,000
104,250,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 5/5/2016	104,250,000
25,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.460%, 5/5/2016	25,500,000
15,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 2010A) MVRENs, 0.610%, 5/5/2016	15,210,000
10,685,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/5/2016	10,685,000
16,760,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.410%, 5/5/2016	16,760,000
3,705,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.410%, 5/5/2016	3,705,000
14,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.52% CP (Barclays Bank PLC LOC), Mandatory Tender 7/6/2016	14,000,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2016	4,000,000
20,000,000	[3,4]	Massachusetts Water Resources Authority, RBC Muni Trust (Series E-42), 0.52% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/2/2016	20,000,000
10,000,000		Pittsfield, MA, 2.00% BANs, 10/28/2016	10,063,772
14,295,000		University of Massachusetts Building Authority, MA (Commonwealth of Massachusetts), (Series 2011-2) MVRENs, 0.660%, 5/5/2016	14,295,000
		TOTAL	309,577,087
		Michigan—3.1%
52,335,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2016	52,335,000
32,750,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 5/5/2016	32,750,000
95,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.430%, 5/5/2016	95,000
1,550,000		Michigan State Building Authority, (2011 Series II-B) Weekly VRDNs (Citibank NA, New York LOC), 0.430%, 5/5/2016	1,550,000
4,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.430%, 5/5/2016	4,415,000
4,000,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.14% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2016	4,000,000
1,555,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/5/2016	1,555,000
5,800,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/5/2016	5,800,000
1,600,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.510%, 5/5/2016	1,600,000
3,500,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.410%, 5/4/2016	3,500,000
3,140,000		Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.410%, 5/4/2016	3,140,000
15,500,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	15,500,000
515,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.390%, 5/5/2016	515,000
8,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.420%, 5/5/2016	8,000,000
13,500,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.440%, 5/5/2016	13,500,000
4,060,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/4/2016	4,060,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$12,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2016	$12,200,000
23,855,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2016	23,855,000
1,000,000	[3,4]	Wayne, MI State University Revenues, Clipper Tax-Exempt Certificates Trust (Series 2013-8AX) Weekly VRDNs (Wayne State University, MI)/(State Street Bank and Trust Co. LIQ), 0.440%, 5/5/2016	1,000,000
		TOTAL	189,370,000
		Minnesota—1.6%
9,445,000		Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.410%, 5/5/2016	9,445,000
1,460,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.510%, 5/5/2016	1,460,000
3,100,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.430%, 5/5/2016	3,100,000
9,585,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.400%, 5/5/2016	9,585,000
17,310,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.430%, 5/5/2016	17,310,000
3,675,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.280%, 5/2/2016	3,675,000
21,570,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.280%, 5/2/2016	21,570,000
2,150,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.280%, 5/2/2016	2,150,000
600,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.410%, 5/5/2016	600,000
5,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.390%, 5/5/2016	5,345,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.410%, 5/5/2016	4,560,000
500,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.510%, 5/5/2016	500,000
5,700,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.390%, 5/4/2016	5,700,000
4,000,000		Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.410%, 5/5/2016	4,000,000
4,000,000		St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,000,000
6,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.490%, 5/5/2016	6,292,000
		TOTAL	99,292,000
		Mississippi—0.1%
7,140,000		Mississippi Business Finance Corp., (Series 2009) Weekly VRDNs (King Edward Hotel LLC)/(FHLB of Atlanta LOC), 0.420%, 5/5/2016	7,140,000
		Missouri—0.8%
7,625,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.510%, 5/5/2016	7,625,000
2,200,000		Missouri Development Finance Board, Infrastructure Facilities Daily VRDNs (St. Louis Convention Center)/(U.S. Bank, N.A. LOC), 0.280%, 5/2/2016	2,200,000
12,000,000		Missouri State HEFA (BJC Health System, MO), (Series 2013C) MVRENs, 0.610%, 5/5/2016	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2016	26,000,000
1,990,000		St. Joseph, MO IDA, (Series 2009A) Daily VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.300%, 5/2/2016	1,990,000
		TOTAL	49,815,000
		Multi-State—4.1%
13,980,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-54 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.460%, 5/5/2016	13,980,000
15,750,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.440%, 5/5/2016	15,750,000
11,355,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.420%, 5/5/2016	11,355,000
10,510,000		FHLMC, Floater Certificates (Series M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.420%, 5/5/2016	10,510,000
88,100,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.530%, 5/5/2016	88,100,000
34,500,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.490%, 5/5/2016	34,500,000
36,000,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/5/2016	36,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$39,000,000	[3,4]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.490%, 5/5/2016	$39,000,000
		TOTAL	249,195,000
		Nebraska—0.2%
13,480,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.470%, 5/5/2016	13,480,000
		Nevada—0.7%
7,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada LOC), 0.410%, 5/4/2016	7,500,000
7,575,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MUFG Union Bank, N.A. LOC), 0.410%, 5/4/2016	7,575,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.450%, 5/5/2016	28,500,000
		TOTAL	43,575,000
		New Jersey—6.7%
9,925,000		Belmar, NJ, 2.00% BANs, 2/10/2017	10,015,376
24,827,983		Bloomfield Township, NJ, 2.00% BANs, 1/13/2017	25,052,888
25,096,732		Brick Township, NJ, 2.00% BANs, 12/15/2016	25,296,926
9,250,000		Burlington County, NJ Bridge Commission, County GTD by Bridge System Subordinated Revenue Notes (Series 2015), 2.00% BANs, 12/1/2016	9,314,305
11,250,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.450%, 5/5/2016	11,250,000
45,000,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	45,052,853
15,000,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	15,065,550
21,196,000		Long Branch, NJ, 1.75% BANs, 2/10/2017	21,379,543
16,050,110		Morristown, NJ, 1.00% BANs, 6/10/2016	16,060,927
2,250,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.440%, 5/5/2016	2,250,000
66,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificates Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	66,975,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 5/5/2016	30,305,000
45,280,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-339) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 5/5/2016	45,280,000
15,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 5/5/2016	15,060,000
11,445,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 0.56% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 6/2/2016	11,445,000
50,000,000	[3,4]	New Jersey State, RBC Muni Trust (Series E-61), 0.56% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 6/28/2016	50,000,000
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,733,539
		TOTAL	409,536,907
		New York—9.6%
20,000,000		Amherst, NY, 2.00% BANs, 11/10/2016	20,157,353
49,705,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.50% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 6/9/2016	49,705,000
15,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	15,125,000
42,380,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	42,430,820
27,685,000		Liverpool, NY CSD, (Series 2015B), 1.00% BANs, 6/30/2016	27,716,701
4,000,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/2/2016	4,000,000
21,135,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.300%, 5/2/2016	21,135,000
21,185,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series CC-2) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.310%, 5/2/2016	21,185,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$63,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.340%, 5/2/2016	$63,900,000
1,400,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.410%, 5/4/2016	1,400,000
11,550,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-C) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/2/2016	11,550,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (2015-XM0086) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	3,000,000
10,000,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.320%, 5/2/2016	10,000,000
15,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.300%, 5/2/2016	15,000,000
8,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	8,760,000
3,750,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (2015-XF0256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	3,750,000
19,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.340%, 5/2/2016	19,000,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.340%, 5/2/2016	19,000,000
600,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.410%, 5/5/2016	600,000
8,000,000		New York State Urban Development Corp., State Facilities and Equipment (Series 2004A3-A) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.420%, 5/5/2016	8,000,000
12,025,000		New York State Urban Development Corp., State Facilities and Equipment (Series 2004A3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.420%, 5/5/2016	12,025,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	5,500,000
35,200,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	35,200,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 3) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.500%, 5/5/2016	23,500,000
10,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	10,008,439
11,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	11,012,779
18,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.340%, 5/2/2016	18,000,000
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 5/4/2016	1,500,000
7,500,000		West Genesee, NY CSD, 1.50% BANs, 7/29/2016	7,519,091
66,500,000		Westchester County, NY, 1.50% TANs, 5/26/2016	66,559,987
		TOTAL	587,240,170
		North Carolina—2.0%
4,925,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/4/2016	4,925,000
20,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	20,000,000
39,745,000		Charlotte, NC, 0.60% CP, Mandatory Tender 10/4/2016	39,745,000
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.420%, 5/5/2016	5,000,000
1,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(TD Bank, N.A. LOC), 0.380%, 5/5/2016	1,000,000
1,000,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.390%, 5/5/2016	1,000,000
3,590,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.410%, 5/4/2016	3,590,000
3,500,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.410%, 5/4/2016	3,500,000
3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	3,000,000
1,440,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	1,440,000
8,000,000	[3,4]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.450%, 5/5/2016	8,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$3,335,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0098) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	$3,335,000
1,479,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	1,479,500
6,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.430%, 5/5/2016	6,000,000
1,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	1,500,000
4,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	4,000,000
11,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.56% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/7/2016	11,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.530%, 5/5/2016	1,000,000
2,800,000	[3,4]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	2,800,000
1,000,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.400%, 5/4/2016	1,000,000
2,000,000		Wake County, NC, (Series 2007B) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.400%, 5/5/2016	2,000,000
		TOTAL	125,329,500
		North Dakota—0.5%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.490%, 5/4/2016	29,124,000
		Ohio—2.0%
12,710,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.300%, 5/2/2016	12,710,000
4,585,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 5/5/2016	4,585,000
3,500,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.410%, 5/5/2016	3,500,000
3,000,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	3,000,000
6,885,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.400%, 5/5/2016	6,885,000
7,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(Bank of New York Mellon LIQ), 0.410%, 5/5/2016	7,000,000
13,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.14% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2016	13,000,000
13,320,000		Hamilton County, OH Hospital Facilities Authority Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/5/2016	13,320,000
6,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.500%, 5/5/2016	6,000,000
2,000,000		Ohio State Air Quality Development Authority, (Series 2008-C) Daily VRDNs (First Energy Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.280%, 5/2/2016	2,000,000
5,300,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/5/2016	5,300,000
10,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (Case Western Reserve University, OH)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	10,000,000
20,400,000		Ohio State University, (Series 2008B) Weekly VRDNs, 0.400%, 5/4/2016	20,400,000
3,700,000		Ohio State, (Series 2001B) Weekly VRDNs, 0.390%, 5/4/2016	3,700,000
5,435,000		Ohio State, Common Schools GO Bonds (Series 2005A) Weekly VRDNs, 0.390%, 5/4/2016	5,435,000
4,000,000		Ohio State, Common Schools GO Bonds (Series 2005B) Weekly VRDNs, 0.390%, 5/4/2016	4,000,000
		TOTAL	120,835,000
		Oklahoma—0.3%
14,700,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) MVRENs, 0.760%, 5/5/2016	14,700,000
5,370,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.490%, 5/5/2016	5,370,000
		TOTAL	20,070,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—0.1%
$4,100,000		Clackamas County, OR Hospital Facilities Authority, (Series 2008A) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.390%, 5/4/2016	$4,100,000
1,900,000		Clackamas County, OR Hospital Facilities Authority, (Series 2008B) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.390%, 5/4/2016	1,900,000
		TOTAL	6,000,000
		Pennsylvania—5.2%
9,000,000		Allegheny County, PA HDA, (Series A of 2016) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.390%, 5/5/2016	9,000,000
3,800,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	3,800,000
2,000,000		Allegheny County, PA IDA, (Series of 2001) Weekly VRDNs (The Education Center at The Watson Institute)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	2,000,000
2,500,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2016	2,500,000
6,795,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/5/2016	6,795,000
13,725,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.420%, 5/5/2016	13,725,000
10,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.410%, 5/5/2016	10,000,000
4,500,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.390%, 5/5/2016	4,500,000
1,100,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.430%, 5/5/2016	1,100,000
35,340,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.440%, 5/4/2016	35,340,000
25,365,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.430%, 5/5/2016	25,365,000
3,955,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.430%, 5/5/2016	3,955,000
2,100,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.430%, 5/5/2016	2,100,000
6,845,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.420%, 5/5/2016	6,845,000
22,100,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/5/2016	22,100,000
5,510,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/4/2016	5,510,000
1,375,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.430%, 5/5/2016	1,375,000
685,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 5/2/2016	685,000
6,535,000		Philadelphia, PA School District, (Series C of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.380%, 5/5/2016	6,535,000
86,700,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.600%, 5/5/2016	86,700,000
15,000,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 5/5/2016	15,000,000
34,375,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/5/2016	34,375,000
6,400,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/6/2016	6,400,000
16,610,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.420%, 5/5/2016	16,610,000
		TOTAL	322,315,000
		Rhode Island—0.1%
6,700,000		East Providence, RI, 1.50% TANs, 7/28/2016	6,713,664
		South Carolina—0.3%
7,410,000	[3,4]	Greenwood County, SC Hospital, Stage Trust (Series 2009-66C), 0.56% TOBs (Self Regional Healthcare)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/12/2016	7,410,000
6,500,000		Lexington, SC Water & Sewage, (Series 2015, 2.50% BANs, 12/1/2016	6,569,854
3,155,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.510%, 5/5/2016	3,155,000
		TOTAL	17,134,854

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—3.3%
$37,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.49% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 6/10/2016	$37,500,000
10,300,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.470%, 5/4/2016	10,300,000
78,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.320%, 5/2/2016	78,500,000
78,350,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.300%, 5/2/2016	78,350,000
		TOTAL	204,650,000
		Texas—6.3%
2,450,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.440%, 5/5/2016	2,450,000
700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.500%, 5/5/2016	700,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.450%, 5/5/2016	24,150,000
23,145,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Receipts (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 5/5/2016	23,145,000
10,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.07% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/4/2016	10,000,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.07% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/17/2016	34,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.07% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/4/2016	28,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 6/22/2016	30,000,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.480%, 5/5/2016	13,665,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.56% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 5/12/2016	18,965,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.510%, 5/5/2016	40,000,000
25,660,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-626) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.510%, 5/5/2016	25,660,000
8,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	8,300,000
11,635,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	11,635,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.450%, 5/4/2016	21,000,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.430%, 5/5/2016	9,965,000
14,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2013B) MVRENs, 0.610%, 5/5/2016	14,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.440%, 5/5/2016	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	16,000,000
35,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.460%, 5/5/2016	35,000,000
10,030,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.400%, 5/4/2016	10,030,000
		TOTAL	385,350,000
		Utah—0.5%
10,000		Murray City, Utah Hospital Revenue, (Series 2005 D) Daily VRDNs (IHC Health Services, Inc.)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 5/2/2016	10,000
8,100,000		Utah County, UT (IHC Health Services, Inc.), (Series 2014B) MVRENs, 0.610%, 5/5/2016	8,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Utah—continued
$24,000,000		Utah County, UT (IHC Health Services, Inc.), (Series 2014C) MVRENs, 0.610%, 5/5/2016	$24,000,000
		TOTAL	32,110,000
		Virginia—2.1%
15,705,000		Fairfax County, VA IDA (Inova Health System), (Series 2012C) MVRENs, 0.590%, 5/5/2016	15,705,000
6,985,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.440%, 5/5/2016	6,985,000
5,000,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2016	5,000,000
15,865,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	15,865,000
6,955,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2010B) MVRENs, 0.610%, 5/5/2016	6,955,000
9,060,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2010C) MVRENs, 0.610%, 5/5/2016	9,060,000
720,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.470%, 5/5/2016	720,000
57,120,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.50% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 5/19/2016	57,120,000
3,600,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.400%, 5/4/2016	3,600,000
6,650,000	[3,4]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	6,650,000
		TOTAL	127,660,000
		Washington—0.5%
24,845,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, PUTTERs (Series 2856Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	24,845,000
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.460%, 5/5/2016	3,340,000
4,275,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.430%, 5/4/2016	4,275,000
		TOTAL	32,460,000
		West Virginia—0.1%
4,050,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.430%, 5/5/2016	4,050,000
		Wisconsin—0.2%
10,000,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/5/2016	10,000,000
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	6,112,134,466
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	22,796,968
		TOTAL NET ASSETS—100%	$6,134,931,434
At April 30, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $2,465,464,500, which represented 40.2% of total net assets.

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $2,465,464,500, which represented 40.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Variable Rate Extendible Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
15
Federated Treasury Obligations Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—59.1%
$1,000,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,000,116,667 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $5,100,201,069.	$1,000,000,000
950,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 3/3/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,000,576,111 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,020,568,457.	950,000,000
340,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $340,007,933 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $346,808,152.	340,000,000
200,000,000		Interest in $500,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,011,667 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $510,011,968.	200,000,000
380,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.32%, dated 4/18/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,209,778 on 6/16/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $408,050,872.	380,000,000
25,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $25,000,583 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $25,500,685.	25,000,000
250,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which Citibank, N.A. will repurchase securities provided as collateral for $250,005,833 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $255,006,017.	250,000,000
475,000,000		Interest in $500,000,000 joint repurchase agreement 0.27%, dated 4/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,026,250 on 5/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2022 and the market value of those underlying securities was $510,015,377.	475,000,000
400,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $400,009,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2022 and the market value of those underlying securities was $408,009,575.	400,000,000
500,454,000		Interest in $4,000,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,093,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $4,080,095,261.	500,454,000
450,000,000		Interest in $500,000,000 joint repurchase agreement 0.30%, dated 4/25/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,029,167 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $510,029,836.	450,000,000
150,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $150,003,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2021 and the market value of those underlying securities was $153,003,567.	150,000,000
1,000,000,000		Repurchase agreement 0.25%, dated 4/29/2016 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,020,833 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/28/2019 and the market value of those underlying securities was $1,000,020,933.	1,000,000,000
300,000,000		Repurchase agreement 0.27%, dated 4/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $300,006,750 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $306,004,719.	300,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.28%, dated 4/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,005,444 on 5/3/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2020 and the market value of those underlying securities was $102,005,032.	50,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$300,000,000		Repurchase agreement 0.28%, dated 4/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,016,333 on 5/3/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $306,007,566.	$300,000,000
98,776,000		Repurchase agreement 0.29%, dated 4/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $98,778,387 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/15/2018 and the market value of those underlying securities was $100,753,984.	98,776,000
325,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $325,007,854 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $331,504,700.	325,000,000
100,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $100,002,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2044 and the market value of those underlying securities was $102,002,446.	100,000,000
750,000,000		Repurchase agreement 0.27%, dated 4/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $750,016,875 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $765,017,223.	750,000,000
400,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,009,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2021 and the market value of those underlying securities was $408,009,619.	400,000,000
350,000,000		Interest in $400,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,009,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $408,009,523.	350,000,000
477,690,000		Repurchase agreement 0.30%, dated 4/29/2016 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $477,701,942 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $486,414,567.	477,690,000
950,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.35%, dated 4/6/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,797,222 on 6/27/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,020,257,904.	950,000,000
750,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which RBS Securities, Inc. will repurchase securities provided as collateral for $750,017,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $765,003,239.	750,000,000
700,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $700,016,917 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $714,017,316.	700,000,000
950,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,058,333 on 5/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,020,025,581.	950,000,000
1,450,000,000	[1]	Interest in $1,500,000,000 joint repurchase agreement 0.34%, dated 4/1/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,453,333 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $1,530,447,999.	1,450,000,000
275,000,000		Interest in $300,000,000 joint repurchase agreement 0.28%, dated 4/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,016,333 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $306,014,312.	275,000,000
200,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $200,004,833 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/30/2019 and the market value of those underlying securities was $204,004,983.	200,000,000
800,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $800,019,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $816,019,787.	800,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Repurchase agreement 0.29%, dated 4/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,006,042 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $255,006,220.	$250,000,000
350,000,000	[1]	Repurchase agreement 0.40%, dated 4/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,353,889 on 7/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $357,099,181.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	15,946,920,000
		U.S. TREASURY—35.2%
184,000,000	[2]	United States Treasury Bills, 0.600% - 0.610%, 4/27/2017	182,883,707
2,573,720,000	[3]	United States Treasury Floating Rate Notes, 0.320% - 0.522%, 7/31/2016 - 4/30/2018	2,572,543,298
867,000,000		United States Treasury Notes, 0.375% - 1.750%, 5/31/2016	867,634,942
423,000,000		United States Treasury Notes, 0.375% - 3.125%, 10/31/2016	425,699,644
1,623,650,000		United States Treasury Notes, 0.500% - 3.250%, 7/31/2016	1,628,170,652
95,000,000		United States Treasury Notes, 0.500%, 9/30/2016	94,989,357
801,000,000		United States Treasury Notes, 0.625% - 4.875%, 8/15/2016	806,863,901
150,000,000		United States Treasury Notes, 0.625%, 10/15/2016	150,065,839
135,000,000		United States Treasury Notes, 0.625%, 11/15/2016	134,996,829
25,000,000		United States Treasury Notes, 0.625%, 2/15/2017	25,021,912
233,000,000		United States Treasury Notes, 0.625%, 7/15/2016	233,034,651
600,000,000		United States Treasury Notes, 0.875%, 9/15/2016	600,748,067
838,000,000		United States Treasury Notes, 1.000% - 3.000%, 8/31/2016	843,640,436
237,000,000		United States Treasury Notes, 1.500%, 6/30/2016	237,430,864
280,000,000		United States Treasury Notes, 3.125%, 1/31/2017	285,218,526
420,000,000		United States Treasury Notes, 5.125%, 5/15/2016	420,760,856
		TOTAL U.S. TREASURY	9,509,703,481
		TOTAL INVESTMENTS—94.3% (AT AMORTIZED COST)[4]	25,456,623,481
		OTHER ASSETS AND LIABILITIES - NET—5.7%[5]	1,544,035,477
		TOTAL NET ASSETS—100%	$27,000,658,958
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees has appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
3

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market based NAVs per share, as applicable.
4
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—61.6%
$50,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 3/3/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,000,566,667 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,020,568,457.	$50,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,011,667 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $510,011,968.	300,000,000
20,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.32%, dated 4/18/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,209,778 on 6/16/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $408,050,872.	20,000,000
100,000,000		Repurchase agreement 0.28%, dated 4/29/2016 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,002,333 on 5/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2022 and the market value of those underlying securities was $102,004,919.	100,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 0.27%, dated 4/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,026,250 on 5/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2022 and the market value of those underlying securities was $510,015,377.	25,000,000
59,838,000		Interest in $4,000,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,093,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $4,080,095,261.	59,838,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.30%, dated 4/25/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,029,167 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $510,029,836.	50,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.28%, dated 4/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,005,444 on 5/3/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2020 and the market value of those underlying securities was $102,005,032.	50,000,000
50,000,000		Interest in $400,000,000 joint repurchase agreement 0.28%, dated 4/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,009,333 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $408,009,523.	50,000,000
50,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.35%, dated 4/6/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,797,222 on 6/27/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,020,257,904.	50,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 4/26/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,058,333 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,020,051,070.	50,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,058,333 on 5/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,020,025,581.	50,000,000
50,000,000	[1]	Interest in $1,500,000,000 joint repurchase agreement 0.34%, dated 4/1/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,453,333 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $1,530,447,999.	50,000,000
25,000,000		Interest in $300,000,000 joint repurchase agreement 0.28%, dated 4/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,016,333 on 5/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $306,014,312.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	929,838,000
		U.S. TREASURY—36.4%
10,000,000	[2]	United States Treasury Bills, 0.600% - 0.610%, 4/27/2017	9,939,332
1

Principal Amount			Value
		U.S. TREASURY—continued
$131,300,000	[3]	United States Treasury Floating Rate Notes, 0.422% - 0.526%, 5/3/2016	$131,219,094
36,500,000		United States Treasury Notes, 0.375% - 1.750%, 5/31/2016	36,525,803
30,000,000		United States Treasury Notes, 0.375% - 3.125%, 10/31/2016	30,229,023
14,865,000		United States Treasury Notes, 0.500% - 3.000%, 9/30/2016	14,964,852
104,750,000		United States Treasury Notes, 0.500% - 3.250%, 7/31/2016	105,008,639
53,000,000		United States Treasury Notes, 0.625% - 4.875%, 8/15/2016	53,350,317
17,000,000		United States Treasury Notes, 0.625%, 7/15/2016	17,002,528
5,000,000		United States Treasury Notes, 0.625%, 11/15/2016	4,999,883
79,000,000		United States Treasury Notes, 0.875%, 9/15/2016	79,099,178
32,000,000		United States Treasury Notes, 1.000% - 3.000%, 8/31/2016	32,202,610
1,000,000		United States Treasury Notes, 1.500%, 6/30/2016	1,001,805
15,000,000		United States Treasury Notes, 3.125%, 1/31/2017	15,279,645
18,000,000		United States Treasury Notes, 5.125%, 5/15/2016	18,032,662
		TOTAL U.S. TREASURY	548,855,371
		TOTAL INVESTMENTS—98.0% (AT AMORTIZED COST)[4]	1,478,693,371
		OTHER ASSETS AND LIABILITIES - NET—2.0%[5]	30,358,010
		TOTAL NET ASSETS—100%	$1,509,051,381
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees has appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (the “SEC”) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund (1) invests at least 99.5% of its total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV, and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016